================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-06625

                       THE PAYDEN & RYGEL INVESTMENT GROUP
               (Exact name of registrant as specified in charter)

                  333 South Grand Avenue, Los Angeles, CA 90071
                    (Address of principal executive offices)

                             Edward S. Garlock, Esq.
                                    Secretary
                             333 South Grand Avenue
                              Los Angeles, CA 90071
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (213) 625-1900

                       Date of fiscal YEAR end: October 31

                     Date of reporting period: July 31, 2008

================================================================================

Payden Cash Reserves Money Market Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

 Principal                                                                              Value
 or Shares                                Security Description                          (000)
-----------   -------------------------------------------------------------------   ------------
U.S. GOVERNMENT AGENCY (COST-$173,798) (15%)
  1,060,000   FHLMC, 4.75%, 2/17/09                                                 $      1,074
  3,631,000   FHLMC, 5.61%, 3/15/09                                                        3,701
  5,200,000   FHLB, 2.57%, 10/2/08                                                         5,201
 22,090,000   FHLB, 2.16%, 4/1/09                                                         22,084
    805,000   FHLB, 5.25%, 3/13/09                                                           818
  5,000,000   FHLB, 2.535%, 7/10/09                                                        5,000
  2,800,000   FHLB, 4.45%, 9/8/08                                                          2,801
 31,000,000   FHLB, 2.76%, 2/6/09                                                         31,000
 25,000,000   FHLB, 2.65%, 2/27/09                                                        25,043
 17,000,000   FHLB, 2.78%, 2/27/09                                                        16,996
  3,500,000   FHLB, 3.161%, 1/23/09                                                        3,500
 25,000,000   FHLB, 2.59%, 2/11/09                                                        25,009
  6,000,000   FHLB, 2.66%, 9/17/08                                                         6,002
 20,000,000   FHLMC, 2.63%, 12/26/08                                                      20,014
  4,909,000   FHLMC Disc Note, 0.00, 8/25/08 (a)                                           4,902
    650,000   FNMA, 3.25%, 2/17/09                                                           653
                                                                                    ------------
                                                                                         173,798
                                                                                    ------------
INVESTMENT COMPANY (COST-$2,014) (0%)
  2,014,236   Dreyfus Treasury Cash Management Fund                                        2,014
REPURCHASE AGREEMENTS (COST-$1,001,600) (85%)
225,000,000   Bank of America-Bank of New York Tri Party, 2.06%, 8/1/08 (b)              225,000
175,000,000   Barclays-Bank of Bew York Tri Party, 2.08%, 8/7/08 (c)                     175,000
200,000,000   Deutsche Bank-Beutsche Bank Tri Party, 2.10%, 8/5/08 (d)                   200,000
101,600,000   Goldman Sachs-Bank  of New York Tri Party, 2.09%, 8/1/08 (e)               101,600
100,000,000   JP Morgan-JPMorgan Chase Bank Tri Party, 2.01%, 8/7/08 (f)                 100,000
200,000,000   UBS Warburg-JPMorgan Chase Bank Tri Party, 2.00%, 8/6/08 (g)               200,000
                                                                                    ------------
                                                                                       1,001,600
                                                                                    ------------
TOTAL INVESTMENTS (COST-$1,177,412) (100%)                                             1,177,412
LIABILITIES IN EXCESS OF OTHER ASSETS (0%)                                                  (444)
                                                                                    ------------
NET ASSETS (100%)                                                                     $1,176,968
                                                                                    ============

(a)  Yield to maturity at time of purchase.

(b) The repurchase agreement dated 7/25/08 is collateralized by the following securities:

231,502,897   GNMA, maturing from Apr 2038-June 2038, yielding from 5.00%-6.50%     $228,417,284
                                                                                    ============

(c) The repurchase agreement dated 7/31/08 is collateralized by the following securities:

174,369,478   GNMA, maturing from Oct 2037-July 2038,  yielding from 6.00%-6.50%    $177,591,172
                                                                                    ============

(d) The repurchase agreement dated 7/29/08 is collateralized by the following securities:

282,994,099   GNMA, maturing from Oct 2019-July 2038,  yielding from 5.00%-7.00%    $202,919,905
                                                                                    ============

(e) The repurchase agreement dated 7/31/08 is collateralized by the following securities:

1,159,620,041 GNMA, maturing from July 2016-July 2038,  yielding from 4.50%-8.50%   $103,106,974
                                                                                    ============

(f) The repurchase agreement dated 7/24/08 is collateralized by the following securities:

104,368,320   Various U.S. Government mortgage-backed securities, maturing from
              Feb 2038-June 2038, yielding from 5.50%-7.00%                         $102,002,733
                                                                                    ============

(g) The repurchase agreement dated 7/30/08 is collateralized by the following securities:

149,435,000   U.S. Treasury Inflation Indexed Note 4.25%, Jan 10                    $204,001,329
                                                                                    ============

Payden Limited Maturity Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

 Principal                                                                      Value
 or Shares                         Security Description                         (000)
-----------   -------------------------------------------------------------   --------
BONDS (94%)
ASSET BACKED (5%)
    342,699   Asset Backed Funding Certificates, 2.77%, 4/25/34               $    288
  1,200,000   Capital Auto Receivables Asset Trust, 2.52%, 7/15/10               1,196
  1,000,000   Chase Credit Card Master Trust, 5.00%, 12/15/10                    1,560
  1,000,000   Ford Credit Floorplan Master Owner Trust, 2.90%, 6/15/11             972
109,330,000   JLOC, 1.142%, 1/15/15                                                976
    564,189   Long Beach Mortgage Loan Trust, 5.745%, 8/25/33                      214
    600,000   Wachovia Auto Owner Trust, 5.80%, 1/20/15                            479
                                                                              --------
                                                                                 5,685
                                                                              --------
CORPORATE (35%)
  1,000,000   American Honda Finance 144A, 2.78%, 2/9/10 (b)                       995
    850,000   Anadarko Petroleum Corp., 3.17%, 9/15/09                             843
    500,000   Astrazeneca PLC, 2.99%, 9/11/09                                      500
  2,000,000   Bear Stearns Co., 3.02%, 1/31/11                                   1,962
    500,000   BNP Paribas, 3.12%, 6/4/10                                           501
    550,000   BP Capital Markets PLC, 3.02%, 3/17/10                               551
    500,000   Campbell Soup Co., 5.875%, 10/1/08                                   502
    800,000   Caterpillar Financial Services Corp., 3.20%, 2/8/10                  801
    500,000   Citigroup Inc., 2.86%, 5/18/10                                       487
  2,000,000   CIT Group Inc., 2.78%, 6/8/09                                      1,845
    500,000   Coca-Cola Enterprises, 5.75%, 11/1/08                                503
  1,400,000   Comcast Corp., 3.08%, 7/14/09                                      1,384
  1,675,000   CVS Caremark Corp., 2.98%, 6/1/10                                  1,640
    500,000   DaimlerChrysler NA Holding, 3.13%, 3/13/09                           498
    180,000   DaimlerChrysler NA Holding, 3.25%, 8/3/09                            179
  2,000,000   Deutsche Telekom International Finance, 2.98%, 3/23/09             1,989
  2,000,000   Diageo Capital PLC, 2.81%, 11/10/08                                2,000
  1,145,000   Erac USA Finance Co. 144A, 3.04%, 4/30/09 (b)                      1,127
  1,630,000   Gannett Co., 2.83%, 5/26/09                                        1,608
  2,000,000   General Electric Capital Corp., 2.85%, 1/20/10                     1,992
  1,800,000   General Mills Inc., 2.92%, 1/22/10                                 1,772
    600,000   GlaxoSmithKline Capital Inc., 3.31%, 5/13/10                         602
    750,000   Hewlett-Packard Co., 3.08%, 9/3/09                                   752
    750,000   IBM International Group Capital, 3.13%, 7/29/09                      753
    750,000   John Deere Capital Corp., 3.08%, 2/26/10                             749
  1,250,000   Masco Corp., 3.08%, 3/12/10                                        1,154
    805,000   National Rural Utilities Cooperative, 3.58%, 7/1/10                  805
    750,000   Pepsi Bottling Holdings Inc. 144A, 5.625%, 2/17/09 (b)               757
    700,000   Procter & Gamble International FN, 2.93%, 8/19/09                    702
  1,490,000   Safeway Inc., 3.15%, 3/27/09                                       1,484
  1,400,000   Sprint Nextel Corp., 3.20%, 6/28/10                                1,296
  2,000,000   Telecom Italia Capital, 3.39%, 7/18/11                             1,910
    900,000   Time Warner Inc., 2.91%, 11/13/09                                    880
  1,500,000   Transocean, Inc., 2.87%, 9/5/08                                    1,500
    750,000   United Health Group, 2.76%, 3/2/09                                   742
  1,375,000   United Mexican States, 3.48%, 1/13/09                              1,377
    500,000   US Bancorp, 5.30%, 4/28/09                                           503
    700,000   Verizon Communications, 2.83%, 4/3/09                                698
  1,000,000   Wachovia Bank NA, 5.80%, 12/1/08                                   1,006
  1,000,000   Wells Fargo Co., 2.87%, 9/15/09                                      999
                                                                              --------
                                                                                42,348
                                                                              --------
MORTGAGE BACKED (22%)
    750,000   Arkle Master Issuer Plc 144A, 3.09%, 2/17/52 (b)                     673
    281,363   Bear Stearns Alt-A Trust, 6.62%, 3/25/34                             217
    765,652   FH 847515 ARM, 6.61%, 2/1/34                                         767
  1,839,985   FHLMC, 5.25%, 8/15/11                                              1,868
    704,630   FHR 2773 EB, 4.50%, 8/15/13                                          706
  1,650,696   FHR 2893 PA, 4.00%, 4/15/25                                        1,651
  1,778,164   FHR 3279 PA, 5.50%, 2/15/23                                        1,809
  3,482,119   FN 849088 ARM, 5.51%, 11/1/35                                      3,568
  2,252,941   FN 865488 ARM, 5.56%, 2/1/36                                       2,304
      3,103   FNR 2003-11 GF, 2.61%, 2/25/18                                         3
  3,571,614   FNW 2004-W2 4A, 6.16%, 2/25/44                                     3,653
  1,261,187   GNR 02-48 FT, 2.66%, 12/16/26                                      1,260
    465,641   GNR 99-43 FA, 2.91%, 11/16/29                                        467
    750,000   Grace Church Mortgage Financing PLC 144A, 3.08%, 11/20/56 (b)        658
    850,000   Granite Master Trust PLC, 3.21%, 12/17/54                            468
  1,338,713   Harborview Mortgage Loan Trust, 6.92%, 1/19/35                     1,297
    400,000   Holmes Master Issuer Plc 144A, 3.18%, 7/15/40 (b)                    361
    370,761   Homebanc Mortgage Trust, 3.32%, 8/25/29                              343
    700,000   Permanent Master Issuer Plc, 3.19%, 7/17/42                          633
  1,713,767   Sequoia Mortgage Trust, 2.65%, 7/20/36                             1,537
    446,398   Sequoia Mortgage Trust, 2.85%, 10/20/27                              428
    427,596   Structured ARM Loan Trust, 6.04%, 9/25/34                            381
    978,619   Structured Asset Mortgage Investments Inc., 5.89%, 5/25/36           665
    963,573   Structured Asset Mortgage Investments Inc., 6.27%, 7/25/32           925
                                                                              --------
                                                                                26,642
                                                                              --------
U.S. GOVERNMENT AGENCY (29%)
  1,200,000   FHLB, 2.20%, 4/1/09                                                1,196
  3,000,000   FHLB, 2.608%, 12/15/09                                             2,997
  3,700,000   FHLB, 3.375%, 12/18/09                                             3,719
  2,280,000   FHLB, 5.00%, 9/18/09                                               2,332
  4,000,000   FHLMC, 2.50%, 5/18/09                                              3,988
  4,600,000   FNMA, 5.50%, 7/9/10                                                4,655
  2,500,000   FHLMC, 2.6638%, 10/8/09                                            2,499
 10,000,000   FAMC Disc Note, 0.00%, 10/30/08 (c)                                9,939
  4,000,000   FHLB Disc Note, 3%, 6/18/09 (c)                                    4,002
    500,000   FNMA Disc Note, 0.00%, 12/15/08 (c)                                  496
                                                                              --------
                                                                                35,823
                                                                              --------
COMMERCIAL PAPER (3%)
    750,000   CL, 0.00%, 8/14/08 (c )                                              749
  1,000,000   MDTPP, 0.00%, 8/21/08 (c )                                           999
    800,000   New York Life, 0.00%, 8/14/08 (c )                                   799
    500,000   Shelif, 0.00%, 8/5/08 (c )                                           500
  1,000,000   Toyota Motor Credit, 0.00%, 9/10/08 (c )                             997
                                                                              --------
                                                                                 4,044
                                                                              --------
TOTAL BONDS (COST-$116,890)                                                    114,542
INVESTMENT COMPANY (COST-$7,482) (6%)
  7,482,430   Paydenfunds Cash Reserves Money Market Fund *                      7,482
                                                                              --------
TOTAL (COST-$124,372) (A) (100%)                                               122,024
OTHER ASSETS, NET OF LIABILITIES (0%)                                              247
                                                                              --------
NET ASSETS (100%)                                                             $122,271
                                                                              ========

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                                       $    301
Unrealized depreciation                                                         (2,649)
                                                                              --------
Net unrealized depreciation                                                   $ (2,348)
                                                                              ========

(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)  Yield to maturity at time of purchase.

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                               Contract    Unrealized
Delivery                                            Contract     Value    Appreciation
Date                 Currency (000s)                 Price      (000s)       (000s)
---------            ---------------------------   ---------   --------   ------------
ASSETS:
8/11/2008            Euro (Sell 1,044 )            1.5545604    $1,628         $ 5
8/11/2008            Japanese Yen (Sell 105,900)    108.1036       981           6
                                                                               ---
                                                                               $11
                                                                               ===

OPEN SWAP CONTRACTS (000S)

                       Fund
                     Receives   Expiration    Notional     Unrealized
Contract Type         (Pays)       Date      Principal   (Depreciation)
-------------        --------   ----------   ---------   --------------
LIABILITY:
Interest Rate Swap   (5.503%)     Jun-11        $590          $(30)

Payden Short Bond Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                                      Value
or Shares                        Security Description                          (000)
----------   -------------------------------------------------------------   --------
BONDS (81%)
ASSET BACKED (7%)
 4,100,000   Capital Auto Receivables Asset Trust 144A, 5.32%, 3/20/10 (b)   $  4,138
 1,000,000   Capital Auto Receivables Asset Trust, 2.52%, 7/15/10                 996
 6,100,000   Carmax Auto Owner Trust, 5.14%, 11/15/11                           6,216
 3,550,000   Chase Credit Card Master Trust, 5.00%, 12/15/10                    5,537
 1,919,693   CNH Equipment Trust, 3.48%, 9/15/11                                1,920
 1,600,000   Ford Credit Auto Owner Trust, 3.88%, 1/15/10                       1,596
 5,527,249   Morgan Stanley Auto Loan Trust, 3.46%, 3/15/12                     5,522
                                                                             --------
                                                                               25,925
                                                                             --------
CORPORATE (13%)
 1,140,000   Abbott Laboratories, 5.375%, 5/15/09                               1,159
 3,000,000   Amgen Inc., 4.00%, 11/18/09                                        3,001
 4,805,000   Bellsouth Corp., 4.20%, 9/15/09                                    4,825
 4,600,000   Citigroup Inc., 3.625%, 2/9/09                                     4,591
 2,980,000   CSX Corp., 6.25%, 10/15/08                                         2,992
 3,518,000   CVS Caremark Corp., 4.00%, 9/15/09                                 3,496
 1,100,000   DaimlerChrysler NA Holding, 3.25%, 8/3/09                          1,092
 4,500,000   General Electric Capital Corp., 4.25%, 9/13/10                     4,539
   700,000   KB Home, 8.625%, 12/15/08                                            705
 1,896,000   National Rural Utilities, 5.75%, 8/28/09                           1,929
 2,365,000   Oracle Corp., 5.00%, 1/15/11                                       2,417
 1,625,000   Province of Ontario, 2.75%, 2/22/11                                1,595
 6,425,000   SLM Corp., 2.94%, 7/27/09                                          6,117
 2,350,000   Sprint Capital Corp., 6.375%, 5/1/09                               2,350
   290,000   Steel Dynamics Inc., 7.375%, 11/1/12                                 289
 4,420,000   Telecom Italia Capital, 4.00%, 11/15/08                            4,420
 1,370,000   Wachovia Mortgage FSB, 4.50%, 6/15/09                              1,372
                                                                             --------
                                                                               46,889
                                                                             --------
MORTGAGE BACKED (25%)
 7,231,393   Adjustable Rate Mortgage Trust, 5.93%, 3/25/37                     5,091
 4,428,427   FH 782784 ARM, 4.384%, 10/1/34                                     4,443
 2,161,924   FHR 2891 LN, 4.25%, 6/15/24                                        2,166
 2,861,048   FN 708229 ARM, 5.46%, 4/1/33                                       2,919
 1,317,542   FN 743821 ARM, 4.69%, 11/1/33                                      1,325
 2,817,525   FN 790764 ARM, 4.90%, 9/1/34                                       2,861
   937,040   FNMA 755867 ARM, 4.23%, 12/1/33                                      940
 1,988,400   FNMA 790762 ARM, 5.088%, 9/1/34                                    2,013
 2,640,739   FNMA 794792 ARM, 5.085%, 10/1/34                                   2,690
 2,339,245   FNMA 794797 ARM, 4.728%, 10/1/34                                   2,374
10,816,664   G2 4040 30YR, 6.50%, 10/20/37                                     11,137
 6,879,317   GN 664471, 6.00%, 12/15/37                                         6,968
 6,610,777   GN 675330 30YR, 6.50%, 4/15/38                                     6,822
 7,844,977   GN 676709, 6.00%, 2/15/38                                          7,946
 3,108,260   GN 680646, 6.00%, 12/15/37                                         3,148
 5,738,165   GSR Mortgage Loan Trust, 4.754%, 9/25/34                           5,106
 7,319,931   Harborview Mortgage Loan Trust, 5.301%, 12/19/35                   6,986
   482,040   Indymac Indx Mortgage Loan Trust, 6.96%, 10/25/34                    481
 2,760,486   MLCC Mortgage Investors, Inc., 4.71%, 12/25/34                     2,538
 2,854,290   MLCC Mortgage Investors, Inc., 5.38%, 2/25/36                      2,618
   400,849   Morgan Stanley Mortgage Loan Trust, 6.10%, 7/25/34                   351
   395,725   Provident Funding Mortgage Loan Trust, 4.03%, 4/25/34                391
   950,190   Sequoia Mortgage Trust, 2.85%, 10/20/27                              911
 3,416,952   Structured ARM Loan Trust, 5.29%, 8/25/34                          3,008
   560,042   Structured ARM Loan Trust, 6.06%, 10/25/34                           515
 1,368,014   Structured Asset Mortgage Investments Inc., 4.18%, 10/19/34        1,156
 7,252,149   Washington Mutual Pass-Through Certificates, 5.877%, 7/25/37       5,557
                                                                             --------
                                                                               92,461
                                                                             --------
MUNICIPAL (1%)
   900,000   North TX Thruway Authority, 5.00%, 1/1/10                            912
 1,000,000   North TX Thruway Authority, 5.00%, 1/1/38                          1,017
                                                                             --------
                                                                                1,929
                                                                             --------
U.S. GOVERNMENT AGENCY (5%)
 3,150,000   FHLB, 2.20%, 4/1/09                                                3,140
 6,720,000   FHLB, 5.00%, 9/18/09                                               6,874
 9,000,000   FHLMC, 3.00%, 4/1/11                                               8,869
 1,000,000   FNMA Disc Note, 0.00%, 8/6/08 (c)                                  1,000
                                                                             --------
                                                                               19,883
                                                                             --------
U.S. TREASURY (30%)
25,000,000   U.S. Treasury Note, 2.625%, 5/31/10                               25,081
15,000,000   U.S. Treasury Note, 3.125%, 11/30/09                              15,170
36,465,000   U.S. Treasury Note, 3.875%, 9/15/10                               37,496
20,000,000   U.S. Treasury Note, 4.50%, 11/15/10                               20,838
11,050,000   U.S. Treasury Note, 4.50%, 5/15/10                                11,456
 1,000,000   U.S. Treasury Bill, 0.00%, 1/29/09 (c)                               991
                                                                             --------
                                                                              111,032
                                                                             --------
TOTAL BONDS (COST-$302,793)                                                   298,119
INVESTMENT COMPANY (COST-$65,411) (18%)
65,410,695   Paydenfunds Cash Reserves Money Market Fund *                     65,411
                                                                             --------
TOTAL (COST-$368,204) (A) (99%)                                               363,530
OTHER ASSETS, NET OF LIABILITIES (1%)                                           3,578
                                                                             --------
NET ASSETS (100%)                                                            $367,108
                                                                             ========

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation                                                      $  2,137
Unrealized depreciation                                                        (6,811)
                                                                             --------
Net unrealized depreciation                                                  $ (4,674)
                                                                             ========

(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)  Yield to maturity at time of purchase.

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                              Contract    Unrealized
Delivery                                          Contract      Value    Appreciation
Date                         Currency (000s)        Price      (000s)       (000s)
--------                     -----------------   ----------   --------   ------------
ASSETS:
8/11/2008                    Euro (Sell 3,706)    1.5545604    $5,778         $19

OPEN FUTURE CONTRACTS

                                                               Current    Unrealized
Number of                                        Expiration     Value    Appreciation
contracts     Contract Type                          Date      (000s)       (000s)
---------     --------------------------------   ----------   --------   ------------
    67        U.S. Treasury 2 Year Note Future     Sep-08      $14,204        $74

Payden U.S. Government Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                            Value
or Shares                   Security Description                     (000)
---------   -----------------------------------------------------   -------
BONDS (99%)
MORTGAGE BACKED (39%)
1,063,476   FH 1B2420 ARM, 5.06%, 11/1/35                           $ 1,074
  916,585   FH 1J1279 ARM, 5.835%, 4/1/36                               932
1,120,495   FH 1K0030 ARM, 5.981%, 7/1/36                             1,138
1,103,453   FHLMC 1Q0232 ARM, 5.44%, 12/1/36                          1,117
    6,255   FHLMC 2659, 3.00%, 12/15/21                                   6
  170,394   FHLMC, 5.125%, 10/15/15                                     171
  875,387   FHLMC, 5.25%, 8/15/11                                       889
  254,524   FHR 2891 LN, 4.25%, 6/15/24                                 255
  544,553   FN 708229 ARM, 5.46%, 4/1/33                                556
  726,585   FN 743821 ARM, 4.69%, 11/1/33                               730
  319,513   FN 790764 ARM, 4.90%, 9/1/34                                324
  963,883   FN 878544 ARM, 5.338%, 3/1/36                               977
1,456,732   FN 889207 ARM, 5.34%, 4/1/37                              1,458
  501,986   FNMA 755867 ARM, 4.23%, 12/1/33                             504
  225,613   FNMA 790762 ARM, 5.088%, 9/1/34                             228
  389,766   FNMA 794792 ARM, 5.085%, 10/1/34                            397
  345,737   FNMA 794797 ARM, 4.728%, 10/1/34                            351
  400,801   FNMA 843045 ARM, 5.042%, 9/1/35                             406
  799,711   FNMA 850120 ARM, 5.30%, 10/1/35                             811
1,299,763   FNMA 887019 ARM, 5.871%, 6/1/36                           1,325
1,653,655   G2 4040 30YR, 6.50%, 10/20/37                             1,703
  997,343   GN 664471, 6.00%, 12/15/37                                1,010
  744,427   GN 675330 30YR, 6.50%, 4/15/38                              768
1,219,476   GN 676709, 6.00%, 2/15/38                                 1,235
  451,517   GN 680646, 6.00%, 12/15/37                                  457
  575,103   GNMA, 0.00%, 9/16/34                                        492
  959,654   GNR 05-58 NJ, 4.50%, 8/20/35                                961
                                                                    -------
                                                                     20,275
                                                                    -------
U.S. GOVERNMENT AGENCY (34%)
1,300,000   FHLB, 4.875%, 5/14/10                                     1,340
1,200,000   FHLMC, 2.875%, 6/28/10                                    1,196
1,500,000   FHLMC, 3.00%, 4/1/11                                      1,478
2,000,000   FHLMC, 4.125%, 11/30/09                                   2,030
2,000,000   FNMA, 2.75%, 4/11/11                                      1,965
1,200,000   FNMA, 3.00%, 4/28/10                                      1,198
4,120,000   FNMA, 3.25%, 2/10/10                                      4,137
2,000,000   FNMA, 3.50%, 4/28/11                                      1,997
2,000,000   FNMA, 4.875%, 10/15/09                                    2,010
                                                                    -------
                                                                     17,351
                                                                    -------
U.S. TREASURY (26%)
2,850,000   U.S. Treasury Note, 2.875%, 1/31/13                       2,817
  750,000   U.S. Treasury Note, 3.125%, 11/30/09                        758
  500,000   U.S. Treasury Note, 3.375%, 6/30/13                         503
2,700,000   U.S. Treasury Note, 4.50%, 11/30/11                       2,835
  700,000   U.S. Treasury Note, 4.63%, 12/31/11                         737
5,000,000   U.S. Treasury Note, 4.75%, 1/31/12                        5,297
  300,000   U.S. Treasury Note, 4.75%, 3/31/11                          315
                                                                    -------
                                                                     13,262
                                                                    -------
TOTAL BONDS (COST-$50,651)                                           50,888
                                                                    -------
INVESTMENT COMPANY (COST-$375) (1%)
  375,480   Paydenfunds Cash Reserves Money Market Fund *               375
                                                                    -------
TOTAL (COST-$51,026) (a) (100%)                                      51,263
OTHER ASSETS, NET OF LIABILITIES (0%)                                   169
                                                                    -------
NET ASSETS (100%)                                                   $51,432
                                                                    =======

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                             $   456
Unrealized depreciation                                                (219)
                                                                    -------
Net unrealized appreciation                                         $   237
                                                                    =======

Payden GNMA Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                                Value
or Shares                     Security Description                       (000)
----------   -------------------------------------------------------   ---------
BONDS (157%)
MORTGAGE BACKED (156%)
 2,858,013   FH 1B3142 ARM, 5.375%, 11/1/36                            $   2,879
   368,780   FH 780444 ARM, 6.298%, 3/1/33                                   370
 1,451,943   FH 782784 ARM, 4.384%, 10/1/34                                1,457
 4,462,590   FH 847228 ARM, 4.99%, 1/1/34                                  4,545
 3,830,704   FN 889207 ARM, 5.34%, 4/1/37                                  3,834
 3,618,650   FNR 06-101 FE, 2.71%, 10/25/36                                3,552
 1,903,672   FNR 06-27 BF, 2.76%, 4/25/36                                  1,859
   456,973   FNR 93-211, 6.00%, 11/25/08                                     457
 1,070,146   FNW 2004-W2 4A, 6.16%, 2/25/44                                1,095
   360,312   G2 2591 30YR, 7.00%, 5/20/28                                    384
 3,728,364   G2 3515 30YR, 5.50%, 2/20/34                                  3,694
 6,942,825   G2 3584 30YR, 6.00%, 7/20/34                                  7,025
 2,966,316   G2 3599 30YR, 6.50%, 8/20/34                                  3,060
 2,492,082   G2 3711 30YR, 5.50%, 5/20/35                                  2,468
 4,837,955   G2 3772 30YR, 5.00%, 10/20/35                                 4,652
 7,215,041   G2 3785 30YR, 5.00%, 11/20/35                                 6,938
 3,895,735   G2 3805 30YR, 5.00%, 1/20/36                                  3,745
 3,383,182   G2 3891 30YR, 6.50%, 8/20/36                                  3,486
 2,372,136   G2 3941 30YR, 6.00%, 1/20/37                                  2,396
 2,033,869   G2 3953, 5.50%, 2/20/37                                       2,011
 6,985,428   G2 4138 30YR, 5.50%, 5/20/38                                  6,885
 1,004,077   G2 80013 ARM, 5.125%, 11/20/26                                1,013
   964,271   G2 80029 ARM, 5.375%, 1/20/27                                   969
   457,281   G2 8006 ARM, 5.62%, 7/20/22                                     463
   795,810   G2 80134 ARM, 5.125%, 11/20/27                                  801
   254,135   G2 80346 ARM, 5.125%, 11/20/29                                  256
 1,953,755   G2 8041 ARM, 5.62%, 8/20/22                                   1,977
   514,891   G2 80507 ARM, 6.375%, 4/20/31                                   525
 1,062,673   G2 80546 ARM, 5.00%, 10/20/31                                 1,069
   380,579   G2 80579 ARM, 5.00%, 2/20/32                                    382
 2,927,861   G2 80611 ARM, 6.375%, 6/20/32                                 2,982
   573,450   G2 80612 ARM, 6.50%, 6/20/32                                    586
   287,370   G2 8062 ARM, 5.125%, 10/20/22                                   289
   723,841   G2 80826 ARM, 5.50%, 2/20/34                                    728
   185,203   G2 80932 ARM, 6.00%, 6/20/34                                    188
   214,211   G2 80934 ARM, 6.50%, 6/20/34                                    218
   856,843   G2 81018 ARM, 5.62%, 8/20/34                                    866
   112,136   G2 81044 ARM, 5.625%, 8/20/34                                   114
   256,006   G2 8121 ARM, 5.375%, 1/20/23                                    258
 1,911,675   G2 81220 ARM, 3.625%, 1/20/35                                 1,894
 3,086,156   G2 81318 ARM, 4.50%, 4/20/35                                  3,086
   419,129   G2 81402 ARM, 6.00%, 7/20/35                                    425
   236,287   G2 81405 ARM, 6.125%, 7/20/35                                   241
   255,926   G2 81635 ARM, 4.50%, 3/20/36                                    256
   172,856   G2 81696 ARM, 5.50%, 6/20/36                                    175
   365,697   G2 8228 ARM, 5.62%, 7/20/23                                     370
   316,822   G2 8301 ARM, 5.125%, 10/20/23                                   319
   669,599   G2 8302 ARM, 5.125%, 10/20/23                                   674
   368,832   G2 8339 ARM, 5.125%, 12/20/23                                   371
   353,199   G2 8595 ARM, 5.375%, 2/20/25                                    356
   225,436   G2 8855 ARM, 5.125%, 10/20/21                                   227
   242,602   G2 8867 ARM, 5.125%, 11/20/21                                   244
 3,240,713   G2 8991 ARM, 5.125%, 10/20/26                                 3,264
 5,099,869   G2SF 4049, 6.00%, 11/20/37                                    5,151
   633,649   GN 582100 30YR, 7.50%, 4/15/32                                  679
    71,134   GN 592286 30YR, 7.50%, 1/15/33                                   76
 3,426,577   GN 603068 30 YR, 5.00%, 8/15/33                               3,325
 3,223,111   GN 605099 30YR, 5.50%, 3/15/34                                3,207
 5,207,154   GN 616826 30YR, 5.50%, 1/15/35                                5,178
   726,276   GN 658144 15YR, 6.50% 10/15/21                                  752
   987,564   GN 658148 15YR, 6.50% 11/15/21                                1,022
 3,179,056   GN 664543, 6.50%, 1/15/38                                     3,281
 6,317,955   GN 665993 30YR, 6.00%, 2/15/38                                6,399
 5,006,363   GN 676389 30YR, 5.50%, 1/15/38                                4,972
 1,461,071   GN 676637 30YR, 6.00%, 12/15/37                               1,480
 2,546,121   GN 680688 30YR, 6.50%, 1/15/38                                2,627
 1,970,979   GN 683733 30YR, 5.50%, 3/15/38                                1,958
   183,145   GN 780619 15YR, 7.00%, 8/15/12                                  191
   127,993   GN 780853 15YR, 9.00%, 1/15/10                                  129
   650,850   GN 781324 30YR, 7.00%, 7/15/31                                  695
   464,069   GN 781445 30YR, 8.00%, 11/15/31                                 508
 2,162,675   GN 781527 30YR, 6.00%, 11/15/32                               2,198
 7,543,281   GNMA 3747 30YR, 5.00%, 8/20/35                                7,253
   405,156   GNMA 81019 ARM, 6.125%, 8/20/34                                 413
 4,841,761   GNMA, 0.00%, 9/16/34                                          4,144
 2,193,931   GNR 00-22 FG, 2.66%, 5/16/30                                  2,188
    16,844   GNR 00-26 F, 2.85%, 6/20/30                                      17
   837,222   GNR 00-26 FA, 3.00%, 9/20/30                                    833
   644,153   GNR 00-9 FG, 3.06%, 2/16/30                                     647
   477,746   GNR 00-9 FH, 2.96%, 2/16/30                                     480
 1,008,943   GNR 01-19 F, 2.96%, 5/16/31                                   1,004
   106,525   GNR 01-33 F, 2.90%, 7/20/31                                     106
 5,688,122   GNR 01-47 FA, 2.86%, 9/16/31                                  5,716
 2,684,510   GNR 01-59 FA, 2.86%, 11/16/24                                 2,709
 1,277,978   GNR 02-11 FJ, 2.95%, 2/20/32                                  1,281
 1,432,439   GNR 02-13 FA, 2.96%, 2/16/32                                  1,441
   586,498   GNR 02-24 FA, 2.96%, 4/16/32                                    589
   407,390   GNR 02-4 FY, 2.91%, 1/16/32                                     407
   678,105   GNR 02-41 HF, 2.86%, 6/16/32                                    669
 3,558,782   GNR 02-48 FT, 2.66%, 12/16/26                                 3,556
 4,515,999   GNR 02-76 F, 2.66%, 1/16/31                                   4,514
   604,983   GNR 02-76 FY, 2.76%, 12/16/26                                   598
 1,666,013   GNR 03-15 EG, 4.50%, 5/20/30                                  1,670
   271,618   GNR 03-97 DU, 4.00%, 9/16/25                                    272
 2,999,031   GNR 04-59 FH, 2.71%, 8/16/34                                  2,995
 2,040,789   GNR 06-47 FA, 2.66%, 8/16/36                                  2,027
 2,082,697   GNR 06-62 FB, 2.61%, 11/20/36                                 2,046
 2,167,308   GNR 08-2 PA, 4.75%, 12/20/29                                  2,170
 3,412,582   GNR 2002-72 FA, 2.85%, 10/20/32                               3,396
 1,837,984   GNR 2002-78 VB, 6.00%, 6/20/20                                1,854
 3,534,994   GNR 2003-35 CF, 2.76%, 3/16/33                                3,510
 1,431,408   GNR 99-40 FE, 3.01%, 11/16/29                                 1,436
 1,342,729   GNR 99-40 FK, 3.01%, 11/16/29                                 1,336
   625,949   GNR 99-43 FA, 2.91%, 11/16/29                                   628
 1,814,241   GNR 99-45 FC, 2.86%, 12/16/29                                 1,816
 2,177,089   GNR 99-45 FH, 2.91%, 12/16/29                                 2,182
10,000,000   GNSF 5.00%, 30Y TBA (b)                                       9,658
70,650,000   GNSF 5.50%, 30Y TBA (b)                                      70,021
32,500,000   GNSF 6.00%, 30Y TBA (b)                                      32,850
 7,400,000   GNSF 6.50%, 30Y TBA (b)                                       7,621
                                                                       ---------
                                                                         322,259
                                                                       ---------
U.S. GOVERNMENT AGENCY (1%)
 2,300,000   FHLB Disc Note, 0.00%, 8/20/08 (c)                            2,297
   300,000   FHLMC Disc Note, 0.00%, 8/20/08 (c)                             300
 1,000,000   FNMA Disc Note, 0.00%, 8/6/08 (c)                             1,000
                                                                       ---------
                                                                           3,597
                                                                       ---------
TOTAL BONDS (COST-$329,147)                                              325,856
                                                                       ---------
INVESTMENT COMPANY (COST-$2,493) (1%)
 2,492,687   Paydenfunds Cash Reserves Money Market Fund *                 2,493
                                                                       ---------
TOTAL (COST-$331,640) (a) (158%)                                         328,349
LIABILITIES IN EXCESS OF OTHER ASSETS (-58%)                            (121,110)
                                                                       ---------
NET ASSETS (100%)                                                      $ 207,239
                                                                       =========

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                                $     387
Unrealized depreciation                                                   (3,678)
                                                                       ---------
Net unrealized depreciation                                            $  (3,291)
                                                                       =========

(b)  Security purchased on a delayed delivery basis.

(c)  Yield to maturity at time of purchase.

OPEN SWAP CONTRACTS (000S)

                       Fund                                Unrealized
                     Receives   Expiration    Notional    Appreciation
Contract Type         (Pays)       Date      Principal   (Depreciation)
-------------        --------   ----------   ---------   --------------
ASSET:
Interest Rate Swap    (4.575%)     Jun-18     $ 6,930          $ 36

LIABILITY:
Interest Rate Swap     3.275%      Jun-10     $29,080          $(40)

Payden Core Bond Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                                   Value
or Shares                      Security Description                         (000)
----------   ----------------------------------------------------------   --------
BONDS (106%)
ASSET BACKED (1%)
 3,237,617   Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)     $  3,157
   102,034   Sequoia Mortgage Trust, 2.85%, 10/20/27                            98
                                                                          --------
                                                                             3,255
                                                                          --------
CORPORATE (44%)
 1,995,000   Abbott Laboratories, 5.875%, 5/15/16                            2,055
 1,927,000   Aetna Inc., 5.75%, 6/15/11                                      1,939
 1,430,000   Allstate Life Global Funding Trust, 5.375%, 4/30/13             1,432
 1,154,000   American Electric Power, 5.375%, 3/15/10                        1,167
 1,492,000   Anadarko Finance Co., 6.75%, 5/1/11                             1,553
   703,000   Anadarko Finance Co., 7.50%, 5/1/31                               749
 1,940,000   Arcelormittal 144A, 5.375%, 6/1/13 (b)                          1,906
 2,860,000   Astrazeneca PLC, 5.40%, 9/15/12                                 2,944
 4,262,000   AT&T Wireless, 8.125%, 5/1/12                                   4,680
   879,000   AT&T Wireless, 8.75%, 3/1/31                                    1,026
   850,000   Bank of America Corp., 4.25%, 10/1/10                             846
 3,050,000   Bank of America Corp., 5.75%, 12/1/17                           2,867
 2,560,000   Bank of New York Mellon, 4.95%, 11/1/12                         2,542
 1,150,000   Bear Stearns Co. Inc., 5.55%, 1/22/17                           1,061
   720,000   Berkshire Hathaway Finance 144A, 5.40%, 5/15/18 (b)               709
 1,589,000   BHP Finance USA, 5.25%, 12/15/15                                1,525
   774,000   Boston Properties Inc., 6.25%, 1/15/13                            775
 1,380,000   Burlington North Santa F, 5.65%, 5/1/17                         1,342
 1,020,000   Canadian National Resources, 4.90%, 12/1/14                       990
 1,475,000   Caterpillar Financial Services Corp., 4.25%, 2/8/13             1,449
   799,000   CBS Corp., 7.88%, 7/30/30                                         743
 1,540,000   Cincinnati Gas & Electric Co., 5.70%, 9/15/12                   1,557
 1,760,000   Cisco Systems Inc., 5.25%, 2/22/11                              1,813
 1,095,000   Citigroup Capital XXI, 8.30%, 12/21/57                          1,002
 1,905,000   Citigroup Inc., 5.125%, 2/14/11                                 1,893
   155,000   Comcast Corp., 5.70%, 5/15/18                                     147
 3,195,000   Comcast Corp., 6.50%, 1/15/17                                   3,225
 1,240,000   Conagra Foods Inc., 7.875%, 9/15/10                             1,311
 1,175,000   Conoco Funding Co., 6.35%, 10/15/11                             1,245
 1,993,000   Conoco Inc., 6.95%, 4/15/29                                     2,152
 2,507,000   Costco Wholesale Corp., 5.50%, 3/15/2017                        2,532
 1,828,000   Cox Communications Inc., 5.45%, 12/15/14                        1,770
 3,904,000   Credit Suisse First Boston, 6.125%, 11/15/11                    4,010
 1,120,000   CSX Corp., 5.60%, 5/1/17                                        1,001
 2,472,000   CVS Caremark Corp., 5.75%, 8/15/11                              2,537
 4,224,000   DaimlerChrysler NA Holding, 5.75%, 9/8/11                       4,237
 2,250,000   Delhaize America Inc., 9.00%, 4/15/31                           2,592
 2,860,000   Deutsche Bank AG London, 4.875%, 5/20/13                        2,810
 1,328,000   Deutsche Telekom, 8.50%, 6/15/10                                1,403
 1,235,000   Devon Financing Corp. ULC, 6.875%, 9/30/11                      1,306
 1,760,000   Dr. Pepper Snapple Group 144A, 6.82%, 5/1/18 (b)                1,773
 1,135,000   E.I. DU Pont DE Nemours, 6.00%, 7/15/18                         1,151
   930,000   Electronic Data Systems, 6.00%, 8/1/13                            979
 1,740,000   Eli Lilly & Co., 5.20%, 3/15/17                                 1,745
 1,125,000   Encana Corp., 6.50%, 8/15/34                                    1,088
 1,673,000   Enterprise Products, 5.60%, 10/15/14                            1,637
 2,730,000   Exelon Corp., 4.90%, 6/15/15                                    2,504
 2,395,000   Fiserv Inc., 6.125%, 11/20/12                                   2,397
 1,030,000   France Telecom, 8.50%, 3/1/31                                   1,222
 1,370,000   Gazprom, 7.288%, 8/16/37                                        1,219
 3,835,000   General Electric Capital Corp., 5.625%, 5/1/18                  3,736
 3,085,000   General Electric Co., 5.25%, 12/6/17                            2,994
 1,890,000   General Mills Inc., 6.00%, 2/15/12                              1,950
 1,250,000   GlaxoSmithKline Capital Inc., 4.85%, 5/15/13                    1,251
 1,250,000   GlaxoSmithKline Capital Inc., 5.65%, 5/15/18                    1,252
 3,512,000   Goldman Sachs Group Inc., 6.15%, 4/1/18                         3,389
 1,270,000   Hartford Financial Services Group, 6.00%, 1/15/19               1,206
 1,345,000   Hartford Financial Services Group, 6.30%, 3/15/18               1,336
   931,000   Hewlett-Packard Co., 4.50%, 3/1/13                                924
 1,295,000   IBM Corp., 5.88%, 11/29/32                                      1,253
 2,800,000   International Lease Finance Corp., 5.125%, 11/1/10              2,606
 1,020,000   Intuit Inc., 5.75%, 3/15/17                                       958
 1,202,000   John Deere Capital Corp., 7.00%, 3/15/12                        1,292
 2,596,000   JP Morgan Chase & Co., 5.60%, 6/1/11                            2,654
   625,000   JP Morgan Chase Capital, 5.875%, 3/15/35                          498
 2,280,000   Kellogg Co., 5.125%, 12/3/12                                    2,307
 1,163,000   Kellogg Co., 6.60%, 4/1/11                                      1,224
   953,000   Keyspan Corp., 7.625%, 11/15/10                                 1,008
 1,593,000   KFW, 3.75%, 6/27/11                                             1,600
 2,585,000   Kinder Morgan Energy Partners, 5.95%, 2/15/18                   2,520
   565,000   Kroger Co., 6.75%, 4/15/12                                        592
 1,240,000   Kroger Co., 7.50%, 4/1/31                                       1,327
 2,870,000   Lockheed Martin Corp., 6.15%, 9/1/36                            2,764
 1,290,000   Marathon Oil Corp., 5.90%, 3/15/18                              1,257
 1,550,000   Mckesson HBOC, Inc., 5.25%, 3/1/13                              1,532
 1,190,000   Medco Health Solutions, 7.25%, 8/15/13                          1,250
 1,635,000   Merrill Lynch & Co., 6.15%, 4/25/13                             1,561
 2,400,000   MetLife Inc., 5.70%, 6/15/35                                    2,081
 2,566,000   Midamerican Energy Holdings, 6.125%, 4/1/36                     2,418
 1,990,000   Morgan Stanley, 6.60%, 4/1/12                                   2,000
 2,079,000   National Rural Utilities, 4.75%, 3/1/14                         2,019
 1,975,000   News America Inc., 6.65%, 11/15/37                              1,882
 1,735,000   NYSE Euronext, 4.80%, 6/28/13                                   1,718
 1,290,000   Oracle Corp., 5.75%, 4/15/18                                    1,289
 1,409,000   Pacific Gas & Electric, 6.05%, 3/1/34                           1,334
 1,205,000   Pepsico Inc., 4.65%, 2/15/13                                    1,225
 1,405,000   Petro-Canada, 6.05%, 5/15/18                                    1,381
 2,060,000   Petronas Capital Ltd., 7.875%, 5/22/22                          2,446
 1,030,000   Prologis Trust, 6.625%, 5/15/18                                   958
 2,900,000   Rio Tinto Finance USA Ltd., 5.875%, 7/15/13                     2,937
 2,207,000   Safeway Inc., 7.25%, 2/1/31                                     2,286
 1,140,000   Simon Property Group Inc., 6.125%, 5/30/18                      1,058
 1,210,000   Simon Property Group LP, 5.75%, 5/1/12                          1,187
 1,480,000   Telecom Italia Capital, 4.875%, 10/1/10                         1,470
 2,028,000   Telecom Italia Capital, 6.00%, 9/30/34                          1,675
 3,510,000   Telefonica Emisiones S.A.U., 6.22%, 7/3/17                      3,501
 1,205,000   Textron Financial Corp., 4.60%, 5/3/10                          1,217
 1,400,000   Time Warner Cable Inc., 6.55%, 5/1/37                           1,293
 1,111,000   Time Warner Entertainment, 8.375%, 7/15/33                      1,190
 2,133,000   Time Warner Inc., 6.50%, 11/15/36                               1,855
 2,550,000   Travelers Cos. Inc., 5.80%, 5/15/18                             2,486
 1,120,000   Unilever Capital Corporation, 7.125%, 11/1/10                   1,200
 1,370,000   Union Pacific Corp., 6.65%, 1/15/11                             1,413
 1,168,000   United Health Group, 5.375%, 3/15/16                            1,093
 2,460,000   United Technologies Corp. 4.875%, 5/1/15                        2,455
 1,235,000   UnitedHealth Group Inc., 5.25%, 3/15/11                         1,223
 1,018,000   Vale Overseas Ltd., 6.88%, 11/21/36                               978
 2,502,000   Valero Energy Corp., 6.875%, 4/15/12                            2,585
 1,210,000   Veolia Environnement, 5.25%, 6/3/13                             1,210
 1,290,000   Verizon Communications, 5.25%, 4/15/13                          1,293
 1,195,000   Vodafone Group Plc., 6.15%, 2/27/37                             1,080
 1,770,000   Wal-Mart Stores Inc., 6.50%, 8/15/37                            1,785
 2,600,000   Wal-Mart Stores, 5.25%, 9/1/35                                  2,228
 1,571,000   Walgreen Co., 4.875%, 8/1/13                                    1,570
 1,337,000   Waste Management Inc., 7.75%, 5/15/32                           1,361
 1,620,000   Wellpoint Inc., 5.85%, 1/15/36                                  1,329
   760,000   Wells Fargo Co., 4.375%, 1/31/13                                  724
 2,025,000   Wells Fargo Co., 5.625%, 12/11/17                               1,933
 1,760,000   Western Union Co., 5.93%, 10/1/16                               1,704
 2,801,000   Wyeth, 5.50%, 2/1/14                                            2,837
 1,255,000   Xerox Corp., 5.50%, 5/15/12                                     1,234
 1,295,000   XTO Energy Inc., 5.50%, 6/15/18                                 1,215
                                                                          --------
                                                                           210,155
                                                                          --------
FOREIGN GOVERNMENT (4%)
 1,293,182   Croatia, 3.93%, 7/31/10                                         1,282
 1,130,000   Malaysia, 7.50%, 7/15/11                                        1,223
   570,000   People's Republic of China, 4.75%, 10/29/13                       575
 2,400,000   Republic of Brazil, 6.00%, 1/17/17                              2,458
   590,000   Republic of Chile, 5.50%, 1/15/13                                 617
 1,962,000   Republic of Korea, 4.875%, 9/22/14                              1,939
 1,250,000   Republic of Poland, 5.00%, 10/19/15                             1,250
   842,000   Republic of Poland, 6.25%, 7/3/12                                 895
 2,186,700   Russia Government International Bond, 7.50%, 3/31/30 (d)        2,464
 1,036,000   State of Israel, 5.50%, 11/9/16                                 1,039
 4,490,000   United Mexican States, 6.75%, 9/27/34                           4,840
 1,323,000   United Mexican States, 9.875%, 2/1/10                           1,439
                                                                          --------
                                                                            20,021
                                                                          --------
MORTGAGE BACKED (42%)
11,190,797   FGLMC G02252, 5.50%, 7/1/36                                    10,960
24,177,879   FHLMC G02385, 6.00%, 11/1/36                                   24,332
 4,788,147   FN 254766, 5.00%, 6/1/33                                        4,581
 1,425,368   FN 745418 ARM, 5.50%, 4/1/36                                    1,395
19,595,835   FN 888823, 5.50%, 3/1/37                                       19,216
 8,329,709   FN 905759 ARM, 5.89%, 12/1/36                                   8,469
 8,400,000   FNMA 5.50%, 30Y TBA (c)                                         8,220
 1,312,362   FNMA 670385, 6.50%, 9/1/32                                      1,358
 5,206,508   FNMA 725423, 5.50%, 5/1/34                                      5,127
 8,360,924   FNMA 725424, 5.50%, 4/1/34                                      8,233
 3,528,668   FNMA 725425, 5.50%, 4/1/34                                      3,476
17,436,073   FNMA 739821, 5.00%, 9/1/33                                     16,676
 3,288,776   FNW 2004-W2 4A, 6.16%, 2/25/44                                  3,364
 9,458,589   G2 4040 30YR, 6.50%, 10/20/37                                   9,739
16,258,162   G2 4170 30YR, 6.00%, 6/20/38                                   16,419
20,631,087   G2SF 4049, 6.00%, 11/20/37                                     20,839
21,920,000   GNSF 5.50%, 30Y TBA (c)                                        21,725
 6,500,000   Prime Mortgage Trust, 6.00%, 3/25/37                            4,470
 1,249,092   Structured Asset Mortgage Investments Inc., 5.89%, 5/25/36        849
 4,241,870   Thornburg Mortgage Securities Trust, 2.83%, 9/25/34             4,072
 7,660,000   Washington Mutual, 5.26%, 1/28/36                               6,815
                                                                          --------
                                                                           200,335
                                                                          --------
SUPRANATIONAL (1%)
 1,399,000   European Investment Bank, 4.625%, 5/15/14                       1,435
 3,020,000   European Investment Bank, 5.00%, 2/8/10                         3,117
   700,000   European Investment Bank, 5.125%, 9/13/16                         732
 1,244,000   Intl Bk Recon & Develop, 5.00%, 4/1/16                          1,298
                                                                          --------
                                                                             6,582
                                                                          --------
U.S. GOVERNMENT AGENCY (3%)
   566,000   FHLMC, 4.875%, 2/17/09                                            573
11,750,000   FHLMC Disc Note, 0.00%, 8/20/08 (e)                            11,736
 3,800,000   FNMA Disc Note, 0.00%, 8/20/08 (e)                              3,795
                                                                          --------
                                                                            16,104
                                                                          --------
U.S. TREASURY (11%)
 4,953,000   U.S. Treasury Note, 2.75%, 7/31/10                              4,975
 1,103,000   U.S. Treasury Note, 2.875%, 6/30/10                             1,110
40,461,000   U.S. Treasury Note, 3.375%, 6/30/13                            40,670
   790,000   U.S. Treasury Note, 3.875%, 10/31/12                              814
 3,959,000   U.S. Treasury Note, 3.875%, 5/15/18                             3,926
    23,000   U.S. Treasury Note, 4.63%, 12/31/11                                24
   285,000   U.S. Treasury Note, 5.00%, 5/15/37                                302
   364,000   U.S. Treasury Note, 5.00%, 8/15/11                                387
                                                                          --------
                                                                            52,208
                                                                          --------
TOTAL BONDS (COST-$520,108)                                                508,660
INVESTMENT COMPANY (COST-$3,631) (1%)
 3,631,212   Paydenfunds Cash Reserves Money Market Fund *                   3,631
                                                                          --------
TOTAL (COST-$523,739) (A) (107%)                                           512,291
LIABILITIES IN EXCESS OF OTHER ASSETS (-7%)                                (31,421)
                                                                          --------
NET ASSETS (100%)                                                         $480,870
                                                                          ========

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation                                                   $  1,068
Unrealized depreciation                                                    (12,516)
                                                                          --------
Net unrealized depreciation                                               $(11,448)
                                                                          ========

(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)  Security was purchased on a delayed delivery basis.

(d) Security offered and sold outside of the United States, and thus is exempted from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)  Yield to maturity at time of purchase.

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                                     Unrealized
                                                        Contract    Appreciation
Delivery                                     Contract     Value    (Depreciation)
Date                 Currency (000s)           Price     (000s)        (000s)
----------   -----------------------------   --------   --------   --------------
ASSETS:
10/21/2008   Australian Dollar (Sell 2,490)    0.9323    $2,316        $  74
9/25/2008    Australian Dollar (Sell 2,561)    0.9358     2,389           26
12/23/2008   Egyptian Pound (Buy 13,464)       5.3600     2,508           10
10/7/2008    Euro (Sell 1,555)                 1.5498     2,417           16
8/22/2008    Euro (Sell 3,258)                 1.5536     5,077           88
9/17/2008    Russian Ruble (Buy 58,730)       23.4910     2,504           32
9/17/2008    Russian Ruble (Buy 59,123)       23.4910     2,521           26
                                                                       -----
                                                                       $ 272
                                                                       =====
LIABILITIES:
8/19/2008    Canadian Dollar (Buy 2,527)       1.0232    $2,464        $ (18)
9/17/2008    Euro (Sell 721)                   1.5515     1,122          (12)
9/17/2008    Euro (Sell 722)                   1.5515     1,123           (7)
9/25/2008    Japanese Yen (Buy 262,300 )     107.8271     2,435          (18)
10/21/2008   New Zealand Dollar (Buy 3,175)    0.7248     2,294          (93)
10/7/2008    Norwegian Krone (Buy 12,457)      5.1866     2,411          (12)
8/22/2008    Swiss Franc (Buy 5,264 )          1.0486     5,025         (128)
                                                                       -----
                                                                       $(288)
                                                                       =====

OPEN FUTURE CONTRACTS

                                                                          Unrealized
                                                              Current    Appreciation
Number of                                        Expiration    Value    (Depreciation)
Contracts               Contract Type               Date       (000s)       (000s)
----------   ---------------------------------   ----------   -------   --------------
   415       Euro-Schatz Future                    Sep-08     $66,631       $(179)
   305       U.S. Treasury 2 Year Note Future      Sep-08      64,660         189
   247       U.S. Treasury 20 Year Note Future     Sep-08      28,528        (146)
                                                                            -----
                                                                            $(136)
                                                                            =====

Payden Opportunity Bond Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                                   Value
or Shares                       Security Description                        (000)
----------   ----------------------------------------------------------   --------
BONDS (98%)
ASSET BACKED (1%)
   310,911   Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)     $    303
CORPORATE (51%)
   165,000   Abbott Laboratories, 5.875%, 5/15/16                              170
   200,000   Allied Waste North America, 6.125%, 2/15/14                       189
   105,000   Allstate Life Global Funding Trust, 5.375%, 4/30/13               105
    96,000   Amerisourcebergen Corp., 5.88%, 9/15/15                            93
    83,000   Anadarko Finance Co., 6.75%, 5/1/11                                86
   160,000   Arcelormittal 144A, 5.375%, 6/1/13 (b)                            157
   176,000   Astrazeneca PLC, 5.40%, 9/15/12                                   181
   281,000   AT&T Wireless, 8.125%, 5/1/12                                     309
   147,000   AT&T Wireless, 8.75%, 3/1/31                                      172
    45,000   Bank of America Corp., 4.25%, 10/1/10                              45
   315,000   Bank of America Corp., 5.75%, 12/1/17                             296
   215,000   Bank of New York Mellon, 4.95%, 11/1/12                           214
    95,000   Bear Stearns Co. Inc., 5.55%, 1/22/17                              88
    60,000   Berkshire Hathaway Finance 144A, 5.40%, 5/15/18 (b)                59
    85,000   Burlington North Santa F, 5.65%, 5/1/17                            83
    85,000   Canadian National Resources, 4.90%, 12/1/14                        83
    90,000   Caterpillar Financial Services Corp., 4.25%, 2/8/13                88
    67,000   CBS Corp., 7.88%, 7/30/30                                          62
   195,000   Chesapeake Energy Corp., 6.50%, 8/15/17                           183
   110,000   Cincinnati Gas & Electric Co., 5.70%, 9/15/12                     111
   110,000   Cisco Systems Inc., 5.25%, 2/22/11                                113
    90,000   Citigroup Capital XXI, 8.30%, 12/21/57                             82
   135,000   Citigroup Inc., 5.125%, 2/14/11                                   134
   105,000   Comcast Corp., 5.70%, 5/15/18                                     100
   200,000   Comcast Corp., 6.50%, 1/15/17                                     202
    90,000   Conagra Foods Inc., 7.875%, 9/15/10                                95
    85,000   Conoco Funding Co., 6.35%, 10/15/11                                90
   124,000   Conoco Inc., 6.95%, 4/15/29                                       134
   113,000   Cox Communications Inc., 5.45%, 12/15/14                          109
   260,000   Credit Suisse First Boston, 6.125%, 11/15/11                      267
   210,000   Crown Castle Towers LLC 144A, 6.795%, 11/15/36 (b)                183
    80,000   CSX Corp., 5.60%, 5/1/17                                           72
   155,000   CVS Caremark Corp., 5.75%, 8/15/11                                159
   318,000   DaimlerChrysler NA Holding, 5.75%, 9/8/11                         319
   185,000   Delhaize America Inc., 9.00%, 4/15/31                             213
   240,000   Deutsche Bank AG London, 4.875%, 5/20/13                          236
    95,000   Deutsche Telekom, 8.50%, 6/15/10                                  100
    90,000   Devon Financing Corp. ULC, 6.875%, 9/30/11                         95
   240,000   Dex Media Inc., 8.00%, 11/15/13                                   148
   115,000   Diageo Capital PLC, 5.20%, 1/30/13                                115
   145,000   Dr. Pepper Snapple Group 144A, 6.82%, 5/1/18 (b)                  146
   200,000   Dynegy Holdings Inc., 8.38%, 5/1/16                               200
    80,000   E.I. DU Pont DE Nemours, 6.00%, 7/15/18                            81
   195,000   Echostar DBS Corp., 6.625%, 10/1/14                               179
    70,000   Electronic Data Systems, 6.00%, 8/1/13                             74
    95,000   Eli Lilly & Co., 5.20%, 3/15/17                                    95
   120,000   Enterprise Products, 5.60%, 10/15/14                              117
   200,000   Exelon Corp., 4.90%, 6/15/15                                      183
   200,000   Fiserv Inc., 6.125%, 11/20/12                                     200
   230,000   Ford Motor Credit Co., 7.00%, 10/1/13                             165
    85,000   France Telecom, 8.50%, 3/1/31                                     101
   120,000   Gazprom, 7.288%, 8/16/37                                          107
   290,000   General Electric Capital Corp., 5.625%, 5/1/18                    283
   217,000   General Electric Co., 5.25%, 12/6/17                              211
   155,000   General Mills Inc., 6.00%, 2/15/12                                160
    90,000   GlaxoSmithKline Capital Inc., 4.85%, 5/15/13                       90
   105,000   GlaxoSmithKline Capital Inc., 5.65%, 5/15/18                      105
   270,000   Goldman Sachs Group Inc., 6.15%, 4/1/18                           261
   105,000   Hartford Financial Services Group, 6.00%, 1/15/19                 100
   210,000   Hertz Corp., 8.875%, 1/1/14                                       194
    70,000   Hewlett-Packard Co., 4.50%, 3/1/13                                 69
   110,000   IBM Corp., 5.88%, 11/29/32                                        106
   138,000   International Lease Finance Corp., 5.125%, 11/1/10                128
    61,000   Intuit Inc., 5.75%, 3/15/17                                        57
    85,000   John Deere Capital Corp., 7.00%, 3/15/12                           91
   140,000   JP Morgan Chase & Co., 5.60%, 6/1/11                              143
   140,000   Kellogg Co., 5.125%, 12/3/12                                      142
    65,000   Kellogg Co., 6.60%, 4/1/11                                         68
    67,000   Keyspan Corp., 7.625%, 11/15/10                                    71
   115,000   KFW, 3.75%, 6/27/11                                               116
   166,000   Kinder Morgan Energy Partners, 5.95%, 2/15/18                     162
    40,000   Kroger Co., 6.75%, 4/15/12                                         42
   105,000   Kroger Co., 7.50%, 4/1/31                                         112
   195,000   L-3 Communications Corp., 6.125%, 7/15/13                         187
   195,000   Lockheed Martin Corp., 6.15%, 9/1/36                              188
   105,000   Marathon Oil Corp., 5.90%, 3/15/18                                102
    82,000   Mckesson HBOC, Inc., 5.25%, 3/1/13                                 81
    95,000   Medco Health Solutions, 7.25%, 8/15/13                            100
   150,000   Merrill Lynch & Co., 6.00%, 2/17/09                               149
    70,000   Merrill Lynch & Co., 6.15%, 4/25/13                                67
   200,000   MGM Mirage Inc., 6.75%, 9/1/12                                    177
   188,000   Midamerican Energy Holdings, 6.125%, 4/1/36                       177
   160,000   Morgan Stanley, 6.60%, 4/1/12                                     161
   195,000   Nalco Co., 7.75%, 11/15/11                                        198
   114,000   National Rural Utilities, 4.75%, 3/1/14                           111
   165,000   News America Inc., 6.65%, 11/15/37                                157
    90,000   Nordstrom Inc., 6.25%, 1/15/18                                     86
   140,000   NYSE Euronext, 4.80%, 6/28/13                                     139
    90,000   Oracle Corp., 5.75%, 4/15/18                                       90
   195,000   Owens-Brockway, 6.75%, 12/1/14                                    193
    87,000   Pacific Gas & Electric, 6.05%, 3/1/34                              82
    90,000   Pepsico Inc., 4.65%, 2/15/13                                       91
   120,000   Petro-Canada, 6.05%, 5/15/18                                      118
    85,000   Prologis Trust, 6.625%, 5/15/18                                    79
    92,000   Prudential Financial Inc., 6.00%, 12/1/17                          88
   215,000   Rio Tinto Finance USA Ltd., 5.875%, 7/15/13                       218
   122,000   Safeway Inc., 7.25%, 2/1/31                                       126
    95,000   Simon Property Group Inc., 6.125%, 5/30/18                         88
    90,000   Simon Property Group LP, 5.75%, 5/1/12                             88
    58,000   SLM Corp., 5.45%, 4/25/11                                          53
   200,000   Smithfield Foods Inc., 7.00%, 8/1/11                              185
   195,000   Stater Brothers Holdings, 8.125%, 6/15/12                         195
   190,000   Sungard Data Systems Inc., 9.125%, 8/15/13                        195
    91,000   Telecom Italia Capital, 4.875%, 10/1/10                            90
    99,000   Telecom Italia Capital, 6.00%, 9/30/34                             82
   150,000   Telefonica Emisiones S.A.U., 6.22%, 7/3/17                        150
    85,000   Textron Financial Corp., 4.60%, 5/3/10                             86
    69,000   Time Warner Cable Inc., 6.55%, 5/1/37                              64
    72,000   Time Warner Entertainment, 8.375%, 7/15/33                         77
   210,000   Travelers Cos. Inc., 5.80%, 5/15/18                               205
    80,000   Unilever Capital Corporation, 7.125%, 11/1/10                      86
    76,000   Union Pacific Corp., 6.65%, 1/15/11                                78
   154,000   United Technologies Corp. 4.875%, 5/1/15                          154
    90,000   UnitedHealth Group Inc., 5.25%, 3/15/11                            89
    43,000   Vale Overseas Ltd., 6.88%, 11/21/36                                41
   169,000   Valero Energy Corp., 6.875%, 4/15/12                              175
   100,000   Veolia Environnement, 5.25%, 6/3/13                               100
   110,000   Verizon Communications, 5.25%, 4/15/13                            110
    94,000   Verizon Global Funding Corp., 5.85%, 9/15/35                       83
   145,000   Wal-Mart Stores Inc., 6.50%, 8/15/37                              146
   126,000   Wal-Mart Stores, 5.25%, 9/1/35                                    108
   115,000   Walgreen Co., 4.875%, 8/1/13                                      115
   120,000   Wellpoint Inc., 5.85%, 1/15/36                                     98
   151,000   Wells Fargo Co., 4.375%, 1/31/13                                  144
   123,000   Wells Fargo Co., 5.625%, 12/11/17                                 117
   145,000   Western Union Co., 5.93%, 10/1/16                                 140
   175,000   Wyeth, 5.50%, 2/1/14                                              177
   205,000   Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14                         187
    90,000   Xerox Corp., 5.50%, 5/15/12                                        88
   110,000   XTO Energy Inc., 5.50%, 6/15/18                                   103
                                                                          --------
                                                                            17,161
                                                                          --------
FOREIGN GOVERNMENT (5%)
 1,600,000   Mexican Fixed Rate Bonds, 10.00%, 12/5/24                         172
   400,000   Nota Do Tesouro Nacional, 9.55%, 1/1/17                           211
   100,000   Republic of Brazil, 6.00%, 1/17/17                                102
   100,000   Republic of Colombia, 7.375%, 1/27/17                             110
   120,000   Republic of Indonesia, 7.50%, 1/15/16                             123
   129,000   Republic of Korea, 4.875%, 9/22/14                                127
    88,000   Republic of Panama, 9.375%, 4/1/29                                116
   120,000   Republic of Peru, 8.375%, 5/3/16                                  142
    80,000   Republic of Philippines, 9.875%, 1/15/19                          101
    59,000   Republic of Poland, 6.25%, 7/3/12                                  63
   108,350   Russia Government International Bond, 7.50%, 3/31/30 (d)          122
    70,000   State of Israel, 5.50%, 11/9/16                                    70
   100,000   United Mexican States, 6.75%, 9/27/34                             108
    70,000   United Mexican States, 7.50%, 4/8/33                               81
   112,000   United Mexican States, 9.875%, 2/1/10                             122
                                                                          --------
                                                                             1,770
                                                                          --------
MORTGAGE BACKED (37%)
 1,727,508   FHLMC G02385, 6.00%, 11/1/36                                    1,739
   174,205   FN 254766, 5.00%, 6/1/33                                          167
 1,254,012   FN 745418 ARM, 5.50%, 4/1/36                                    1,229
 1,637,460   FN 888823, 5.50%, 3/1/37                                        1,606
   456,299   FN 905759 ARM, 5.89%, 12/1/36                                     464
   298,871   FNMA 670385, 6.50%, 9/1/32                                        309
   954,905   FNMA 725423, 5.50%, 5/1/34                                        940
 1,596,111   FNMA 739821, 5.00%, 9/1/33                                      1,527
   375,468   G2 4040 30YR, 6.50%, 10/20/37                                     387
 1,168,431   G2 4170 30YR, 6.00%, 6/20/38                                    1,180
 1,523,280   G2SF 4049, 6.00%, 11/20/37                                      1,538
 1,120,000   GNSF 5.50%, 30Y TBA (c)                                         1,110
   272,000   SBA CMBS Trust 144A, 6.90%, 11/15/36 (b)                          236
   226,000   SBA CMBS Trust 144A, 7.39%, 11/15/36 (b)                          198
   188,511   Structured Asset Mortgage Investments Inc., 5.89%, 5/25/36        128
                                                                          --------
                                                                            12,758
                                                                          --------
U.S. GOVERNMENT AGENCY (1%)
   200,000   FHLB Disc Note, 0.00%, 8/20/08 (e)                                200
U.S. TREASURY (3%)
   348,000   U.S. Treasury Note, 2.75%, 7/31/10                                350
   544,000   U.S. Treasury Note, 3.375%, 6/30/13                               547
    61,000   U.S. Treasury Note, 3.875%, 5/15/18                                60
                                                                          --------
                                                                               957
                                                                          --------
TOTAL BONDS (COST-$34,042)                                                  33,149
                                                                          --------
INVESTMENT COMPANIES (COST-$1,421) (4%)
    26,977   MetzlerPayden European Emerging Markets Fund.                     909
   523,726   Paydenfunds Cash Reserves Money Market Fund *                     524
                                                                          --------
                                                                             1,433
                                                                          --------
TOTAL (COST-$35,463) (a) (102%)                                             34,582
LIABILITIES IN EXCESS OF OTHER ASSETS (-2%)                                   (705)
                                                                          --------
NET ASSETS (100%)                                                         $ 33,877
                                                                          ========

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                                   $     82
Unrealized depreciation                                                       (963)
                                                                          --------
Net unrealized depreciation                                               $   (881)
                                                                          ========

(b) Security offered to qualified investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)  Security was purchased on a delayed delivery basis.

(d) Security offered and sold outside of the United States, and thus is exempted from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)  Yield to maturity at time of purchase.

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                                     Unrealized
                                                        Contract    Appreciation
Delivery                                     Contract     Value    (Depreciation)
Date                Currency (000s)            Price     (000s)        (000s)
----------   -----------------------------   --------   --------   --------------
ASSETS:
10/21/2008   Australian Dollar (Sell 180)      0.9323     $167          $  5
9/25/2008    Australian Dollar (Sell 185)      0.9358      173             2
10/7/2008    Euro (Sell 112)                   1.5498      174             1
8/22/2008    Euro (Sell 235)                   1.5536      366             6
9/17/2008    Russian Ruble (Buy 4,260)        23.4910      182             2
9/17/2008    Russian Ruble (Buy 4,288)        23.4910      183             2
                                                                        ----
                                                                        $ 18
                                                                        ====
LIABILITIES:
8/19/2008    Canadian Dollar (Buy 184)         1.0232     $179          $ (1)
1/20/2009    Egyptian Pound (Buy 805)          5.3839      149            --
9/17/2008    Euro (Sell 52)                    1.5515       81            (1)
9/17/2008    Euro (Sell 52)                    1.5515       81            --
9/25/2008    Japanese Yen (Buy 19,000)       107.8271      176            (1)
9/23/2008    Mexican New Peso (Sell 1,716)    10.0290      171            (1)
10/21/2008   New Zealand Dollar (Buy 230)      0.7248      166            (7)
10/7/2008    Norwegian Krone (Buy 898)         5.1866      174            (1)
8/22/2008    Swiss Franc (Buy 375)             1.0486      358            (9)
                                                                        ----
                                                                        $(21)
                                                                        ====

OPEN FUTURE CONTRACTS

                                                                          Unrealized
                                                              Current    Appreciation
Number of                                        Expiration    Value    (Depreciation)
Contracts              Contract Type                Date       (000s)        (000s)
----------   ---------------------------------   ----------   -------   --------------
    28       Euro-Schatz Future                    Sep-08      $4,496       $(12)
    21       U.S. Treasury 2 Year Note Future      Sep-08       4,452         13
    11       U.S. Treasury 10 Year Note Future     Sep-08       1,263        (38)
                                                                            ----
                                                                            $(37)
                                                                            ====

Payden High Income Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                               Value
or Shares                  Security Description                         (000)
---------   -------------------------------------------------------   --------
BONDS (95%)
ASSET BACKED (0%)
  182,066   Long Beach Mortgage Loan Trust, 7.68%, 3/25/33            $     59
BASIC MATERIALS (7%)
1,300,000   FMG Finance Pty Ltd. 144A, 10.63%, 9/1/16 (b)                1,514
1,700,000   Freeport-McMoran C & G, 8.375%, 4/1/17                       1,783
1,870,000   Georgia-Pacific Corp. 144A, 7.125%, 1/15/17 (b)              1,734
  690,000   Georgia-Pacific Corp., 8.125%, 5/15/11                         683
  610,000   Hexion U.S. Finance/Nova Scotia, 9.75%, 11/15/14               523
  650,000   Ineos Group Holdings Plc 144A, 8.50%, 2/15/16 (b)              439
  730,000   Momentive Performance, 11.50%, 12/1/16                         566
1,445,000   Nalco Co., 7.75%, 11/15/11                                   1,467
1,320,000   Owens-Brockway Glass, 8.25%, 5/15/13                         1,360
1,280,000   Polyone Corp., 8.88%, 5/1/12                                 1,280
1,035,000   Reichhold Industries Inc. 144A, 9.00%, 8/15/14 (b)           1,026
1,045,000   Sabine Pass LNG LP, 7.50%, 11/30/16                            904
                                                                      --------
                                                                        13,279
                                                                      --------
COMMUNICATIONS (14%)
  675,000   American Tower Corp. 144A, 7.00%, 10/15/17 (b)                 677
1,135,000   CCH I LLC., 11.00%, 10/1/15                                    864
  605,000   CCH II LLC/CCH II Capital Co., 10.25%, 9/15/10                 579
2,280,000   Charter Comm Opt LLC/CAP. 144A, 8.00%, 4/30/12 (b)           2,183
  625,000   Cincinnati Bell Inc., 8.375%, 1/15/14                          598
2,550,000   Citizens Communications, 6.25%, 1/15/13                      2,435
3,195,000   Clear Channel Communication, 7.65%, 9/15/10                  3,004
2,150,000   Dex Media Inc., 8.00%, 11/15/13                              1,322
1,490,000   DirecTV Holdings Financing 144A, 7.625%, 5/15/16 (b)         1,486
1,950,000   Echostar DBS Corp., 6.625%,10/1/14                           1,794
  730,000   Fairpoint Communications 144A, 13.125%, 4/1/18 (b)             730
  500,000   General Cable Corp., 7.125%, 4/1/17                            475
  670,000   Idearc Inc., 8.00%, 11/15/16                                   308
1,215,000   Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13          1,154
1,230,000   Nextel Communications, 7.375%, 8/1/15                          948
3,170,000   Qwest Communications Int, 7.50%, 2/15/14                     2,940
  930,000   Sandridge Energy Inc. 144A, 8.00%, 6/1/18 (b)                  925
1,230,000   Sprint Capital Corp., 6.875%, 11/15/28                         977
2,380,000   Sprint Nextel Corp., 6.00%, 12/1/16                          2,008
1,370,000   Windstream Corp., 7.00%, 3/15/19                             1,260
                                                                      --------
                                                                        26,667
                                                                      --------
CONSUMER CYCLICALS (16%)
   32,559   Air 2 US 144A, 8.027%, 10/1/19 (b)                              29
  665,000   Arvinmeritor Inc., 8.75%, 3/1/12                               598
1,440,000   Avis Budget Car Rental, 7.625%, 5/15/14                      1,030
1,420,000   Boyd Gaming Corp., 7.75%, 12/15/12                           1,186
1,295,000   Carrols Corp., 9.00%, 1/15/13                                1,120
  489,109   Continental Airlines Inc., 9.558%, 9/1/19                      366
1,205,000   Ford Motor Co., 6.50%, 8/1/18                                  609
  660,000   Ford Motor Co., 7.45%, 7/16/31                                 347
1,420,000   Ford Motor Credit Co., 5.80%, 1/12/09                        1,378
1,940,000   Ford Motor Credit Co., 7.00%, 10/1/13                        1,391
2,360,000   General Motors Corp., 7.20%, 1/15/11                         1,557
1,445,000   General Motors Corp., 8.375%, 7/15/33                          719
2,740,000   GMAC LLC, 7.00%, 2/1/12                                      1,735
1,140,000   Harrah's Operating Co. Inc. 144A, 10.75%, 2/1/16 (b)           866
1,495,000   Hertz Corp., 8.875%, 1/1/14                                  1,379
1,235,000   Isle of Capri Casinos, 7.00%, 3/1/14                           865
  980,000   Jarden Corp., 7.50%, 5/1/17                                    858
1,530,000   Jefferson Smurfit Corp., 8.25%, 10/1/12                      1,350
1,245,000   MGM Mirage Inc., 6.00%, 10/1/09                              1,220
1,775,000   MGM Mirage Inc., 6.75%, 4/1/13                               1,491
1,250,000   Michaels Stores Inc., 10.00%, 11/1/14                        1,009
  855,000   Mohegan Tribal Gaming, 6.125%, 2/15/13                         748
1,235,000   Neiman Marcus Group Inc., 9.00%, 10/15/15                    1,216
  885,000   Phillips Van-Heusen, 7.25%, 2/15/11                            889
1,140,000   Pinnacle Entertainment, 7.50%, 6/15/15                         854
  650,000   Rent-A-Center, 7.50%, 5/1/10                                   637
  625,000   Rock-Tennessee Co., 8.20%, 8/15/11                             653
  995,000   Tenneco Inc., 8.625%, 11/15/14                                 841
1,085,000   United Rentals, 6.50%, 2/15/12                                 985
1,780,000   Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14                    1,620
1,000,000   Yankee Acquisition Corp., 8.50%, 2/15/15                       740
                                                                      --------
                                                                        30,286
                                                                      --------
CONSUMER NON-CYCLICALS (12%)
1,185,000   Acco Brands Corp., 7.625%, 8/15/15                           1,037
  395,000   Albertson's Inc., 7.50%, 2/15/11                               403
1,295,000   Albertson's Inc., 8.00%, 5/1/31                              1,250
  600,000   Alliance One International Inc., 11.00%, 5/15/12               617
  440,000   American Achievement Corp. 144A, 8.25%, 4/1/12 (b)             436
1,000,000   Aramark Corp., 6.37%, 2/1/15                                   925
  570,000   Aramark Services Inc., 8.50%, 2/1/15                           571
  500,000   Ashtead Capital Inc. 144A, 9.00%, 8/15/16 (b)                  443
  930,000   Dave & Buster's Inc., 11.25%, 3/15/14                          936
  900,000   Dean Foods Co., 7.00%, 6/1/16                                  819
  385,000   Delhaize America Inc., 9.00%, 4/15/31                          443
  990,000   Denny's Holdings Inc., 10.00%, 10/1/12                         960
  485,000   Elizabeth Arden Inc., 7.75%, 1/15/14                           460
1,500,000   Energy Partners Ltd., 9.75%, 4/15/14                         1,388
  955,000   Iron Mountain Inc., 7.75%, 1/15/15                             960
1,210,000   Jostens IH Corp., 7.625%, 10/1/12                            1,180
1,805,000   Lamar Media Corp., 7.25%, 1/1/13                             1,733
  885,000   Leslie's Poolmart, 7.75%, 2/1/13                               797
1,200,000   Levi Strauss and Co., 9.75%, 1/15/15                         1,137
  741,000   Nectar Merger Corp., 7.75%, 2/15/14                            789
  980,000   NPC International, Inc., 9.50%, 5/1/14                         838
1,000,000   Pilgrim's Pride Corp., 8.375%, 5/1/17                          770
1,360,000   Smithfield Foods Inc., 8.00%, 10/15/09                       1,365
1,455,000   Stater Brothers Holdings, 8.125%, 6/15/12                    1,455
                                                                      --------
                                                                        21,712
                                                                      --------
ENERGY (14%)
1,000,000   AES Corp. 144A, 8.00%, 6/1/20 (b)                              968
1,215,000   Allegheny Energy Supply, 7.80%, 3/15/11                      1,261
  620,000   Amerigas Partner/Eagle Finance, 7.125%, 5/20/16                566
1,370,000   Basic Energy Services , 7.125%, 4/15/16                      1,288
1,920,000   Chesapeake Energy Corp., 6.875%, 1/15/16                     1,855
  235,000   Chesapeake Energy Corp., 6.875%, 11/15/20                      221
  780,000   Colorado Interstate Gas, 6.80%, 11/15/2015                     800
  700,000   Complete Production Service, 8.00%, 12/15/16                   698
1,170,000   Dynegy Holdings Inc., 8.38%, 5/1/16                          1,167
  430,000   Dynergy Holdings Inc., 7.75%, 6/1/19                           398
1,185,000   El Paso Corp., 7.75%, 1/15/32                                1,184
1,960,000   Energy Future Holdings 144A, 10.875%, 11/1/17 (b)            2,029
  400,000   Forest Oil Corp., 7.25%, 6/15/19                               378
  620,000   Intergen NV 144A, 9.00%, 6/30/17 (b)                           636
1,000,000   Mariner Energy, Inc., 8.00%, 5/15/17                           948
  330,000   Massey Energy Co., 6.875%, 12/15/13                            325
  625,000   Newfield Exploration Co., 6.625%, 4/15/16                      586
1,000,000   Opti Canada Inc., 8.25%, 12/15/14                            1,013
  595,000   Petroquest Energy Inc., 10.375%, 5/15/12                       616
  900,000   Plains Exploration & Pro, 7.00%, 3/15/17                       846
1,470,000   Seitel Acquisition Corp., 9.75%, 2/15/14                     1,316
1,140,000   Sierra Pacific Resources, 8.625%, 3/15/14                    1,200
2,040,000   Stallion Oilfield Services 144A, 9.75%, 2/1/15 (b)           1,622
  585,000   Targa Resources Inc., 8.50%, 11/1/13                           559
  890,000   Targa Resources Partners 144A, 8.25%, 7/1/16 (b)               841
1,185,000   Tesoro Corp., 6.625%, 11/1/15                                1,049
  560,000   Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b)                 557
  700,000   W&T Offshore Inc. 144A, 8.25%, 6/15/14 (b)                     662
                                                                      --------
                                                                        25,589
                                                                      --------
FINANCIAL (1%)
1,600,000   Nuveen Investments Inc. 144A, 10.50%, 11/15/15 (b)           1,448
HEALTHCARE (11%)
  475,000   Accellent Inc., 10.50%, 12/1/13                                439
1,500,000   Bausch & Lomb Inc. 144A, 9.875%, 11/1/15 (b)                 1,541
  640,000   Biomet, 10.00%, 10/15/17                                       691
1,120,000   Boston Scientific Corp., 6.40%, 6/15/16                      1,081
1,340,000   Community Health Systems, 8.875%, 7/15/15                    1,357
1,315,000   Davita Inc., 6.625%, 3/15/13                                 1,289
2,290,000   HCA Inc., 7.50%, 11/6/33                                     1,763
  545,000   HCA Inc., 9.125%, 11/15/14                                     563
2,190,000   HCA Inc., 9.25%, 11/15/16                                    2,261
1,330,000   Omnicare Inc., 6.875%, 12/15/15                              1,224
1,200,000   Psychiatric Solutions Inc., 7.75%, 7/15/15                   1,179
2,825,000   Tenet Healthcare Corp., 6.50%, 6/1/12                        2,758
  900,000   United Surgical Partners, 8.875%, 5/1/17                       797
  500,000   Universal Hospital Services, 6.30%, 6/1/15                     468
  500,000   Universal Hospital Services, 8.50%, 6/1/15                     503
  335,000   Unumprovident Finance Co. 144A, 6.85%, 11/15/15 (b)            331
  995,000   US Oncology Inc., 9.00%, 8/15/12                               985
1,400,000   Vanguard Health Holding, 9.00%, 10/1/14                      1,372
                                                                      --------
                                                                        20,602
                                                                      --------
INDUSTRIAL (10%)
2,505,000   Allied Waste North America, 6.125%, 2/15/14                  2,361
  500,000   American Axle & Manufacturing, Inc., 7.875%, 3/1/17            333
  605,000   American Railcar, 7.50%, 3/1/14                                563
1,000,000   Baldor Electric Co., 8.63%, 2/15/17                          1,008
  640,000   Ball Corp., 6.875%, 12/15/12                                   646
1,445,000   Bombardier Inc. 144A, 6.75%, 5/1/12 (b)                      1,431
  655,000   Crown Cork & Seal, 8.00%, 4/15/23                              586
1,750,000   CSC Holdings Inc., 7.88%, 2/15/18                            1,638
  620,000   DRS Technologies Inc., 6.625%, 2/1/16                          629
  925,000   Geo Group Inc., 8.25%, 7/15/13                                 944
1,335,000   Graham Packaging Co., 8.50%, 10/15/12                        1,248
1,265,000   KB Home & Broad Home Corp., 6.375%, 8/15/11                  1,157
1,300,000   L-3 Communications Corp., 5.875%, 1/15/15                    1,212
  295,000   Owens-Illinois Inc., 7.50%, 5/15/10                            302
  500,000   P.H. Glatfelter, 7.125%, 5/1/16                                495
  990,000   Sally Holdings LLC, 9.25%, 11/15/14                            970
  850,000   SPX Corp. 144A, 7.625%, 12/15/14 (b)                           870
1,290,000   Steel Dynamics Inc., 7.375%, 11/1/12                         1,282
  960,000   Susser Holdings LLC, 10.625%, 12/15/13                         950
  750,000   Verso Paper Holdings LLC., 9.125%, 8/1/14                      675
                                                                      --------
                                                                        19,300
                                                                      --------
TECHNOLOGY (6%)
  650,000   Avago Technologies Finance, 11.875%, 12/1/15                   696
  500,000   Expedia Inc. 144A, 8.50%, 7/1/16 (b)                           478
1,440,000   First Data Corp. 144A, 9.875%, 9/24/15 (b)                   1,276
2,250,000   Freescale Semiconductor, 10.125%, 12/15/16                   1,778
  430,000   Mirant North America Llc., 7.38%, 12/31/13                     432
1,070,000   NXP BV, 9.50%, 10/15/15                                        744
  740,000   Sanmina-SCI Corp., 8.125%, 3/1/16                              662
  750,000   Seagate Technology HDD, 6.375%, 10/1/11                        731
1,180,000   Sungard Data Systems Inc., 10.25%, 8/15/15                   1,204
1,015,000   Sungard Data Systems Inc., 9.125%, 8/15/13                   1,043
1,300,000   Unisys Corp., 6.875%, 3/15/10                                1,255
1,695,000   Wind Acquisition Financial SA 144A, 10.75%, 12/1/15 (b)      1,763
                                                                      --------
                                                                        12,062
                                                                      --------
UTILITIES (4%)
  860,000   Edison Mission Energy, 7.00%, 5/15/17                          817
1,430,000   Edison Mission Energy, 7.625%, 5/15/27                       1,266
2,100,000   NRG Energy Inc., 7.375%, 2/1/16                              2,042
2,120,000   PSEG Energy Holdings, 8.50%, 6/15/11                         2,225
1,525,000   Teco Energy Inc., 6.572%, 11/1/17                            1,511
                                                                      --------
                                                                         7,861
                                                                      --------
TOTAL BONDS (COST-$194,630)                                            178,865
                                                                      --------
INVESTMENT COMPANY (COST-$5,811) (3%)
5,811,172   Paydenfunds Cash Reserves Money Market Fund *                5,811
                                                                      --------
TOTAL (COST-$200,441) (a) (98%)                                        184,676
OTHER ASSETS, NET OF LIABILITIES (2%)                                    4,035
                                                                      --------
NET ASSETS (100%)                                                     $188,711
                                                                      ========

*    Affiliated investment.

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                               $    898
Unrealized depreciation                                                (16,664)
                                                                      --------
Net unrealized depreciation                                           $(15,766)
                                                                      ========

(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Payden Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                                              Value
or Shares                             Security Description                             (000)
----------   ----------------------------------------------------------------------   -------
BONDS (99%)
GENERAL OBLIGATION (44%)
   250,000   California State, 5.00%, 4/1/17                                          $   266
   600,000   California State, 5.50%, 8/1/21                                              644
   200,000   Dallas TX, 5.00%, 2/15/18                                                    202
   400,000   Florida State Board of Education, 5.75%, 6/1/12                              429
   295,000   Georgia State, 5.00%, 3/1/13                                                 319
   500,000   Gilroy, CA Unified School District., 5.25%, 8/1/19 (b) FGIC                  526
   400,000   Glendale, AZ, 5.30%, 7/1/12                                                  423
   500,000   Lower Merion, PA School District, 5.00%, 9/1/25                              520
   585,000   Maryland State & Local Facilities, 5.50%, 3/1/15                             658
   250,000   Maryland State, 5.00%, 2/15/18                                               268
   680,000   North Orange County Community College District, 0.00%, 8/1/25 (b) FGIC       275
   370,000   Plano, TX, 5.00%, 9/1/15                                                     399
     5,000   Prince Georges County, MD, 5.50%, 5/15/13 (b) FSA                              6
   300,000   San Diego, CA Unified School District, 5.25%, 7/1/27                         322
   200,000   San Francisco CA, Bay Area Rapid Tran District, 5.00%, 8/1/26                207
   425,000   Texas State, 5.00%, 10/1/18                                                  458
   125,000   Texas State, 5.375%, 10/1/13                                                 135
   500,000   Virginia State, 5.00%, 6/1/11                                                532
   350,000   Wisconsin State, 5.00%, 5/1/19 (b) AMBAC                                     377
                                                                                      -------
                                                                                        6,966
                                                                                      -------
REVENUE (55%)
AIRPORT/PORT REVENUE (3%)
   400,000   Metropolitan DC Airport Authority, 5.375%, 10/1/14 (b) FSA                   416
ELECTRIC & GAS (2%)
   370,000   San Antonio, TX Electric and Gas, 5.00%, 2/1/19                              389
HEALTHCARE (3%)
   150,000   Allegheny County PA, Hospital Development Authority, 5.00%, 6/15/12          158
   400,000   Multnomah County, OR Hospital Facilities Authority, 5.25%, 10/1/13           431
                                                                                      -------
                                                                                          589
                                                                                      -------
INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL (6%)
   415,000   Golden State Tobacco Securitization Corp., 5.00%, 6/1/17                     414
   250,000   Tobacco Settlement Financing Corp., NY, 5.25%, 6/1/13                        250
   250,000   Union County, NJ Utilities Authority, 4.75%, 6/15/09                         255
                                                                                      -------
                                                                                          919
                                                                                      -------
LEASE REVENUE (15%)
   500,000   California State Public Works, 5.25%, 6/1/13                                 537
   250,000   Charleston, SC Education Excellence Fin. Corp., 5.00%, 12/1/09               259
   530,000   Lancaster, SC Edl Assistance, 5.25%, 12/1/17                                 551
   300,000   Laurens County, S C School District, 5.25%, 12/1/22                          297
   200,000   New Jersey State Ctfs Partn, 5.00%, 6/15/13                                  213
   500,000   New York State Urban Development Corp., 5.25%, 1/1/23                        525
                                                                                      -------
                                                                                        2,382
                                                                                      -------
PRE-REFUNDED (3%)
     5,000   Georgia State, 5.00%, 3/1/13                                                   5
   300,000   Oregon State Department Admin. Services Lottery Revenue, 5.75%, 4/1/14       311
   135,000   Utica, NY Industrical Development Agency, 6.875%, 12/1/14                    142
                                                                                      -------
                                                                                          458
                                                                                      -------
TAX-BACKED REVENUE (2%)
   240,000   California Economic Recovery, 5.00%, 3/1/11                                  253
TRANSPORTATION (5%)
   500,000   Arizona State Transportation Board, 5.00%, 7/1/23                            526
   100,000   Los Angeles County, CA Transportation Authority, 5.00%, 7/1/09 (b)
             AMBAC                                                                        103
   100,000   North TX Thruway Authority, 5.00%, 1/1/10                                    101
   100,000   Texas State Transportation Commission, 5.00%, 4/1/18                         107
                                                                                      -------
                                                                                          837
                                                                                      -------
UNIVERSITY REVENUE (6%)
   300,000   Massachusetts State Health & Edl Facs Authority, 5.25%, 7/1/15               333
   195,000   Richmond County, GA Dev Authority, 5.00%, 2/1/11                             200
   400,000   Pennsylvania State Higher Edl Facilities, 1.90%, 11/1/25                     400
                                                                                      -------
                                                                                          933
                                                                                      -------
WATER & SEWER (10%)
   200,000   California State Department of Water Resources, 5.00%, 12/1/16 (b)
             MBIA                                                                         215
   550,000   Dallas, TX Waterworks & Sewer System, 5.50%, 10/1/10                         572
   400,000   Los Angeles CA Water & Power, 5.00%, 7/1/10 (b) MBIA                         420
   200,000   Los Angeles CA, Department of Water & Power, 5.00%, 7/1/44 (b) AMBAC         195
   205,000   Virginia State Resources Authority, 5.00%, 11/1/11                           217
                                                                                      -------
                                                                                        1,619
                                                                                      -------
TOTAL BONDS (COST-$15,661)                                                             15,761
                                                                                      -------
INVESTMENT COMPANY (COST-$75) (0%)
    75,386   Dreyfus Tax Exempt Cash Management Fund                                       75
                                                                                      -------
TOTAL (COST-$15,736) (a) (99%)                                                         15,836
OTHER ASSETS, NET OF LIABILITIES (1%)                                                     116
                                                                                      -------
NET ASSETS (100%)                                                                     $15,952
                                                                                      =======

All of the securities are held by the custodian in a segregated account.

(a)  Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation                                                               $   183
Unrealized depreciation                                                                   (83)
                                                                                      -------
Net unrealized appreciation                                                           $   100
                                                                                      =======

(b)  Payment of principal and interest is insured against default.

AMBAC-American Municipal Bond Assurance Co.
FGIC-Financial Guaranty Insurance Co.
FSA-Financial Security Assurance
MBIA-Municipal Bond Insurance Association

Payden California Municipal Income Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                                              Value
or Shares                             Security Description                             (000)
----------   ----------------------------------------------------------------------   -------
BONDS (98%)
GENERAL OBLIGATION (43%)
 1,000,000   California State, 5.00%, 12/1/30                                         $   974
   500,000   California State, 5.00%, 2/1/20                                              511
   650,000   California State, 5.00%, 2/1/32                                              637
 1,000,000   California State, 5.00%, 3/1/17 (b) MBIA                                   1,056
   830,000   California State, 5.00%, 6/1/14                                              889
 1,000,000   California State, 5.00%, 6/1/32                                              979
   600,000   California, 5.00%, 2/1/23                                                    607
 1,000,000   Chaffey Community College, 5.00%, 6/1/27 (b) MBIA                          1,009
   585,000   Coast Community College District CA, 5.00%, 8/1/23 (b) FSA                   605
   500,000   Dublin CA, Unified School District, 5.00%, 8/1/25 (b) FSA                    516
 1,100,000   Gilroy, CA Unified School District., 5.25%, 8/1/19 (b) FGIC                1,158
   500,000   Long Beach, CA Community College District, 5.00%, 6/1/22                     520
 1,000,000   Los Angeles, CA Community College District, 5.25%, 8/1/13 (b) FSA          1,096
 1,000,000   Los Angeles, CA Unified School District, 6.00%, 7/1/14 (b) FGIC            1,133
 1,000,000   Los Angeles, City of CA, 5.00%, 9/1/10                                     1,056
   250,000   Los Angeles, City of CA, 5.25%, 9/1/13 (b) FGIC                              273
   220,000   Los Gatos Joint Union High School District, 5.25%, 12/1/13 (b) FSA           242
 1,000,000   Marin, CA Community College District, 5.00%, 8/1/26                        1,022
 1,000,000   Newport Mesa, CA School District, 5.00%, 8/1/15 (b) MBIA                   1,050
 1,320,000   North Orange County Community College District, 0.00%, 8/1/25 (b) FGIC       533
 1,000,000   Palomar CA, Community College District, 5.00%, 5/1/17                      1,085
 1,000,000   Sacramento, CA City Unified School District, 5.75%, 7/1/15                 1,059
   450,000   San Carlos CA, School District, 0.00%, 10/1/18 (b) MBIA                      277
   800,000   San Francisco CA, Bay Area Rapid Tran District, 5.00%, 8/1/26                828
   600,000   San Francisco CA, City & Cnty Unified School District, 5.00%, 6/15/12
             (b) FSA                                                                      644
 1,300,000   Santa Monica CA, Community College District, 0.00%, 8/1/12 (b) FGIC        1,130
                                                                                      -------
                                                                                       20,889
                                                                                      -------
REVENUE (55%)
AIRPORT/PORT REVENUE (2%)
 1,000,000   San Diego, CA Port District, 5.00%, 9/1/13 (b) MBIA                        1,047
CORPORATE (2%)
 1,200,000   SLM Corp., 2.94%, 7/27/09                                                  1,143
ELECTRIC & GAS (6%)
 1,000,000   California State Dept. of Water, 5.25%, 5/1/12 (b) FSA                     1,079
 1,060,000   Glendale, CA Electric Works, 5.75%, 2/1/14 (b) MBIA                        1,129
   600,000   Los Angeles, CA Water & Power, 5.00%, 7/1/13 (b) MBIA                        647
                                                                                      -------
                                                                                        2,855
                                                                                      -------
HEALTHCARE (0%)
   100,000   California Health Facilities Financing Authority, 5.50%, 8/15/16             109
INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL (1%)
   450,000   Golden State Tobacco Securitization Corp., 5.00%, 6/1/17                     450
LEASE REVENUE (8%)
   750,000   California Infrastructure & Economic Development Bank, 5.25%, 10/1/12
             (b) AMBAC                                                                    815
   300,000   California State Public Works, 5.25%, 6/1/13                                 322
 1,000,000   California State Public Works, 5.50%, 6/1/15                               1,076
   600,000   California State Public Works, 5.50%, 6/1/18                                 638
 1,050,000   Orange County CA, 5.00%, 6/1/14 (b) MBIA                                   1,136
                                                                                      -------
                                                                                        3,987
                                                                                      -------
PRE-REFUNDED (6%)
   450,000   California Infrastructure & Economic Development Bank, 5.25%, 7/1/21
             (b) FSA                                                                      497
 1,200,000   California State Dept. of Water, 5.375%, 5/1/22                            1,322
   310,000   Cerritos CA, Community College District, 5.00%, 8/1/25 (b) MBIA              342
   500,000   Puerto Rico Infrastructure Financing Authority SPL, 5.50%, 10/1/17           536
   135,000   Utica, NY Industrical Development Agency, 6.875%, 12/1/14                    142
                                                                                      -------
                                                                                        2,839
                                                                                      -------
RESOURCE RECOVERY (2%)
 1,000,000   Sacramento County, CA Sanitation District, 6.00%, 12/1/15                  1,079
TAX ALLOCATION (1%)
   195,000   Contra Costa County, CA, 5.125%, 8/1/11                                      202
   130,000   San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/1/16 (b)
             FSA                                                                          130
                                                                                      -------
                                                                                          332
                                                                                      -------
TAX-BACKED REVENUE (2%)
 1,100,000   California State Economic Recovery, 5.25%, 7/1/12                          1,191
TRANSPORTATION (5%)
 1,000,000   Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15 (b)
             FSA                                                                        1,077
 1,000,000   San Mateo County, CA Transit District, 5.50%, 6/1/17 (b) MBIA              1,139
                                                                                      -------
                                                                                        2,216
                                                                                      -------
UNIVERSITY REVENUE (2%)
   200,000   California Educational Facilities Authority, 5.70%, 10/1/11 (b) MBIA         217
   500,000   California State University Revenue, 5.00%, 11/1/13 (b) AMBAC                541
                                                                                      -------
                                                                                          758
                                                                                      -------
WATER & SEWER (18%)
 1,015,000   California Infrastructure & Economic Development Bank, 5.00%,10/1/12       1,100
 1,000,000   California State, Department of Water, 5.00%, 12/1/28                      1,025
 1,245,000   Central Marin Sanitation Agency, CA, 5.00%, 9/1/18 (b) MBIA                1,315
   500,000   Los Angeles CA, Department of Water & Power, 5.00%, 7/1/13 (b) AMBAC         539
 1,000,000   Los Angeles CA, Department of Water & Power, 5.00%, 7/1/44 (b) AMBAC         974
   225,000   Los Angeles County, CA Sanitation District, 5.00%, 10/1/13 (b) FSA           244
   900,000   Metropolitan Water District, CA, 2.35%, 7/1/28                               900
   500,000   Metropolitan Water District, Southern CA, 5.00%, 7/1/17                      547
 1,000,000   Orange County, CA Sanitation District, 1.90%, 2/1/36                       1,000
   550,000   San Diego County, CA Water Authority, 5.00%, 5/1/21 (b) FSA                  579
   500,000   Santa Clara Valley, CA 5.00%, 6/1/15 (b) FSA                                 545
                                                                                      -------
                                                                                        8,768
                                                                                      -------
TOTAL BONDS (COST-$47,045)                                                             47,663
                                                                                      -------
INVESTMENT COMPANY (COST-$899) (2%)
   898,805   Dreyfus State Tax Exempt Fund                                                899
                                                                                      -------
TOTAL (COST-$47,944) (a) (100%)                                                        48,562
LIABILITIES IN EXCESS OF OTHER ASSETS (0%)                                               (203)
                                                                                      -------
NET ASSETS (100%)                                                                     $48,359
                                                                                      =======

All of the securities are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows :

Unrealized appreciation                                                               $   978
Unrealized depreciation                                                                  (360)
                                                                                      -------
Net unrealized appreciation                                                           $   618
                                                                                      =======

(b)  Payment of principal and interest is insured against default.

AMBAC-American Municipal Bond Assurance Co.
FGIC-Financial Guaranty Insurance Co.
FSA-Financial Security Assurance
MBIA-Municipal Bond Insurance Association

Payden Global Short Bond Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                                    Value
or Shares                      Security Description                          (000)
---------   -------------------------------------------------------------   -------
BONDS (92%)
AUSTRALIA (GBP) (1%)
  200,000   National Australia Bank, 4.25%, 12/30/08                        $   393
BRAZIL (USD) (1%)
  850,000   Republic of Brazil, 11.00%, 1/11/12                               1,041
CAYMAN ISLANDS (USD) (0%)
  250,000   Transocean, Inc., 2.87%, 9/5/08                                     250
COLOMBIA (USD) (1%)
  860,000   Republic of Colombia, 10.00%, 1/23/12                             1,002
CROATIA (USD) (1%)
  600,000   Croatia, 3.93%, 7/31/10                                             595
FRANCE (EUR) (5%)
2,300,000   French Treasury Note, 3.50%, 1/12/09                              3,572
GERMANY (EUR) (5%)
2,110,000   Bundesschatzanweisungen, 4.00%, 12/11/09                          3,274
  250,000   E. ON International Finance BV, 5.75%, 5/29/09                      391
                                                                            -------
                                                                              3,665
                                                                            -------
INDIA (USD) (1%)
  840,000   ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)                 824
MEXICO (USD) (2%)
  810,000   America Movil SA de CV, 4.125%, 3/1/09                              816
  800,000   Telefonos De Mexico, 4.50%, 11/19/08                                806
                                                                            -------
                                                                              1,622
                                                                            -------
NETHERLANDS (EUR) (5%)
2,500,000   Netherlands Government, 2.75%, 4/15/09                            3,855
NETHERLANDS (GBP) (1%)
  200,000   Linde Finance BV, 5.875%, 4/29/09                                   392
NEW ZEALAND (GBP) (1%)
  200,000   TCNZ Finance LTD, 6.125%, 12/12/08                                  396
PANAMA (USD) (1%)
  900,000   Republic of Panama, 9.375%, 7/23/12                               1,033
PERU (USD) (1%)
  900,000   Republic of Peru, 9.125%, 2/21/12                                 1,025
PHILIPPINES (USD) (1%)
  580,000   Philippine Long Distance Telephone, 10.50%, 4/15/09                 603
  370,000   Republic of Philippines, 9.875%, 3/16/10                            403
                                                                            -------
                                                                              1,006
                                                                            -------
RUSSIA (USD) (1%)
  862,282   Russia, 8.25%, 3/31/10                                              897
SWEDEN (EUR) (1%)
  250,000   Vattenfall Treasury AB, 6.00%, 4/3/09                               392
UNITED KINGDOM (EUR) (1%)
  250,000   Standard Chartered Bank, 5.375%, 5/6/09                             387
UNITED KINGDOM (GBP) (3%)
  890,000   CPUK Mortgage Finance Ltd., 6.48%, 10/10/18                       1,491
  195,000   GlaxoSmithKline Capital, 4.875%, 10/2/08                            385
  315,000   JTI UK Finance PLC, 6.625%, 5/21/09                                 624
                                                                            -------
                                                                              2,500
                                                                            -------
UNITED KINGDOM (USD) (2%)
  500,000   Arkle Master Issuer Plc 144A, 3.09%, 2/17/52 (b)                    448
  500,000   Grace Church Mortgage Financing PLC 144A, 3.08%, 11/20/56 (b)       439
  750,000   Granite Master Trust PLC, 3.21%, 12/17/54                           413
  375,000   Vodafone Group PLC, 7.75%, 2/15/10                                  392
                                                                            -------
                                                                              1,692
                                                                            -------
UNITED STATES (EUR) (2%)
  250,000   CCE Inv Commandite, 3.125%, 12/15/08                                387
  750,000   Chase Credit Card Master Trust, 5.00%, 12/15/10                   1,170
                                                                            -------
                                                                              1,557
                                                                            -------
UNITED STATES (GBP) (1%)
  199,000   JP Morgan Chase & Co., 6.00%, 12/7/09                               390
UNITED STATES (USD) (54%)
  400,000   Allstate Life Global Fund Trust, 4.50%, 5/29/09                     401
  575,000   Capital Auto Receivables Asset Trust, 2.52%, 7/15/10                573
2,300,000   Capital One Prime Auto Receivables Trust, 3.86%, 8/15/11          2,300
  350,000   Comcast Cable Communications 6.875%, 06/15/09                       359
  660,000   CSX Corp., 6.25%, 10/15/08                                          663
  250,000   Erac USA Finance Co. 144A, 3.04%, 4/30/09 (b)                       246
  532,379   FH 782784 ARM, 4.384%, 10/1/34                                      534
  700,000   FHLB, 2.20%, 4/1/09                                                 698
1,400,000   FHLB, 5.00%, 9/18/09                                              1,432
4,200,220   FN 881868 ARM, 5.573%, 6/1/36                                     4,254
1,039,376   FNMA 794792 ARM, 5.085%, 10/1/34                                  1,059
2,236,829   G2 4040 30YR, 6.50%, 10/20/37                                     2,303
1,470,803   G2 4116 30 YR, 6.50%, 4/20/38                                     1,514
  500,000   General Electric Capital Corp., 3.125%, 4/1/09                      500
1,269,346   GN 664471, 6.00%, 12/15/37                                        1,286
2,898,511   GN 672629, 6.00%, 3/15/38                                         2,936
1,575,865   GN 675330 30YR, 6.50%, 4/15/38                                    1,626
1,382,713   GN 676709, 6.00%, 2/15/38                                         1,401
  538,347   GN 680646, 6.00%, 12/15/37                                          545
1,918,085   GSR Mortgage Loan Trust, 4.539%, 9/25/35                          1,734
1,605,248   Harborview Mortgage Loan Trust, 5.301%, 12/19/35                  1,532
  350,000   Intl. Lease Finance Corp., 2.85%, 5/24/10                           329
  250,000   John Deere Capital Corp., 4.40%, 7/15/09                            253
  305,000   John Deere Capital Corp., 4.875%, 3/16/09                           308
  385,000   KB Home, 8.625%, 12/15/08                                           388
  100,000   National Australia Bank 144A, 2.73%, 9/11/09 (b)                    100
  400,000   National Rural Utilities, 5.75%, 8/28/09                            407
  200,000   North TX Thruway Authority, 5.00%, 1/1/38                           203
  495,000   Oracle Corp., 5.00%, 1/15/11                                        506
2,000,000   SLM Corp., 2.96%, 7/26/10                                         1,803
   60,000   Steel Dynamics Inc., 7.375%, 11/1/12                                 60
1,636,960   Thornburg Mortgage Securities Trust, 3.30%, 3/25/44               1,479
2,300,000   U.S. Treasury Note, 3.25%, 12/31/09                               2,330
  275,000   U.S. Treasury Note, 4.50%, 11/15/10                                 287
  600,000   Verizon California Inc., 6.70%, 9/1/09                              614
  500,000   Wal-Mart Stores Inc., 6.875%, 8/10/09                               521
  300,000   Washington Mutual Inc., 3.09%, 1/15/10                              261
1,620,301   Washington Mutual, 4.24%, 6/25/34                                 1,462
1,936,340   Washington Mutual, 6.07%, 10/25/36                                1,841
                                                                            -------
                                                                             41,048
                                                                            -------
TOTAL BONDS (COST-$71,040)                                                   69,534
                                                                            -------
INVESTMENT COMPANY (COST-$6,423) (8%)
6,423,014   Paydenfunds Cash Reserves Money Market Fund *                     6,423
                                                                            -------
TOTAL (COST-$77,463) (a) (100%)                                              75,957
LIABILITIES IN EXCESS OF OTHER ASSETS (0%)                                     (198)
                                                                            -------
NET ASSETS (100%)                                                           $75,759
                                                                            =======

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                                     $   280
Unrealized depreciation                                                      (1,786)
                                                                            -------
Net unrealized depreciation                                                 $(1,506)
                                                                            =======

(b) Security offered only to qualified institutional investors , and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                                       Unrealized
                                                          Contract    Appreciation
Delivery                                       Contract     Value    (Depreciation)
Date                     Currency (000s)         Price     (000s)        (000s)
---------         --------------------------   --------   --------   --------------
ASSETS:
8/11/2008         Euro (Sell 8,744)             1.5546     $13,633        $ 44
LIABILITIES:
8/11/2008         British Pound (Sell 2,113)    1.9771     $ 4,182        $(29)
1/20/2009         Egyptian Pound (Buy 1,749)    5.3839         324          --
                                                                          ----
                                                                          $(29)
                                                                          ====

OPEN FUTURE CONTRACTS

                                                            Current    Unrealized
Number of                                      Expiration    Value    Appreciation
Contracts               Contract Type             Date       (000s)      (000s)
---------   --------------------------------   ----------   -------   ------------
    25      U.S. Treasury 2 Year Note Future     Sep-08      5,300         $28

Payden Global Fixed Income Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                              Value
or Shares                      Security Description                    (000)
-----------   -----------------------------------------------------   -------
BONDS (104%)
AUSTRALIA (EUR) (1%)
    310,000   Australia & New Zealand Banking Group, 5.25%, 5/20/13   $   469
AUSTRALIA (USD) (1%)
    235,000   BHP Billiton Finance, 4.80%, 4/15/13                        231
AUSTRIA (EUR) (1%)
    430,000   Oekb Oest. Kontrollbank, 4.125%, 2/21/12                    657
BRAZIL (BRL) (1%)
  1,800,000   Nota Do Tesouro Nacional, 9.55%, 1/1/17                     948
BRAZIL (USD) (0%)
    240,000   Republic of Brazil, 6.00%, 1/17/17                          246
CANADA (CAD) (3%)
  2,991,000   Canadian Government, 5.00%, 6/1/14                        3,170
CANADA (EUR) (0%)
    150,000   Toronto-Dominion Bank, 5.375%, 5/14/15                      230
CAYMAN ISLANDS (USD) (0%)
    175,000   Vale Overseas Ltd., 6.88%, 11/21/36                         168
COLOMBIA (USD) (0%)
    230,000   Republic of Colombia, 7.38%, 1/27/17                        252
FRANCE (EUR) (6%)
    350,000   BNP Paribas Covered, 3.75%, 12/13/11                        523
    310,000   BNP Paribas, 4.75%, 4/4/11                                  474
    270,000   CIE Financement Foncier, 5.75%, 10/4/21                     449
    290,000   Dexia Municipal Agency, 5.25%, 2/6/17                       462
    140,000   France Telecom, 7.25%, 1/28/13                              232
  1,020,000   French Treasury Note, 3.00%, 1/12/10                      1,560
    150,000   LVMH Moet-Hennessy, 4.625%, 7/1/11                          230
    515,000   Reseau Ferre De France, 5.25%, 4/14/10                      806
    200,000   Schneider Electric SA, 5.375%, 1/8/15                       293
    300,000   Veolia Environment, 4.00%, 2/12/16                          422
                                                                      -------
                                                                        5,451
                                                                      -------
GERMANY (EUR) (15%)
    300,000   Bundesobligation, 4.25%, 10/12/12                           467
    250,000   Bundesrepub Deutschland, 4.25%, 7/4/14                      390
    400,000   Bundesrepublic Deutschland, 3.75%, 1/4/17                   598
    900,000   Bundesrepublic Deutschland, 4.00%, 1/4/37                 1,259
    140,000   Bundesrepublic Deutschland, 4.25%, 1/4/14                   218
  1,700,000   BundesRepublic Deutschland, 4.00%, 1/4/18                 2,588
  2,130,000   Bundesschatzanweisungen, 4.00%, 12/11/09                  3,305
    150,000   Deutsche Bank AG, 4.50%, 3/7/11                             229
    680,000   Deutsche Bundesrepublik, 5.50%, 1/4/31                    1,169
    465,000   Deutsche Bundesrepublik, 6.25%, 1/4/24                      851
    300,000   Eurohypo AG 144A, 4.50%, 1/21/13 (b)                        461
    400,000   KFW, 4.375%, 7/4/18                                         605
    165,000   Munich RE, 6.75%, 6/21/23                                   252
    310,000   Norddeutsche Landesbank, 4.25%, 3/15/12                     473
    480,000   Voith AG, 5.375%, 6/21/17                                   685
                                                                      -------
                                                                       13,550
                                                                      -------
GERMANY (GBP) (0%)
    140,000   KFW, 5.50%, 12/7/15                                         280
INDONESIA (USD) (0%)
    230,000   Republic of Indonesia, 7.50%, 1/15/16                       238
IRELAND (EUR) (1%)
    350,000   DEPFA ACS Bank, 3.50%, 3/16/11                              527
    180,000   GE Capital Euro Funding, 5.25%, 5/18/15                     273
                                                                      -------
                                                                          800
                                                                      -------
ITALY (EUR) (3%)
    550,000   Buoni del Tesoro Poliennali, 6.50%, 11/1/27               1,003
    950,000   Buoni Poliennali Del Tesoro, 5.25%, 8/1/17                1,531
                                                                      -------
                                                                        2,534
                                                                      -------
JAPAN (JPY) (16%)
255,000,000   Japan (2 Year Issue), .70%, 5/15/10                       2,358
 77,000,000   Japan-19 (30 Year Issue), 2.30%, 6/20/35                    696
155,000,000   Japan-253 (10 Year Issue), 1.60%, 9/20/13                 1,469
250,000,000   Japan-283 (10 Year Issue), 1.80%, 9/20/16                 2,398
175,000,000   Japan-61 (20 Year Issue), 1.00%, 3/20/23                  1,420
400,000,000   Japan-64, 1.50%, 6/20/12                                  3,769
201,900,000   Japan, 1.20%, 12/10/17                                    1,863
                                                                      -------
                                                                       13,973
                                                                      -------
MEXICO (MXN) (1%)
  5,700,000   Mexican Fixed Rate Bonds, 10.00%, 12/5/24                   614
MEXICO (USD) (0%)
    290,000   United Mexican States, 6.75%, 9/27/34                       313
NETHERLANDS (EUR) (6%)
    130,000   Deutsche Telekom Int'l Finance, 8.125%, 5/29/12             219
  2,500,000   Dutch Treasury Certificate, 0.00%, 8/29/08                3,889
    155,000   E.ON International Finance BV, 5.125%, 5/7/13               241
    500,000   Neder Waterschapsbank, 4.00%, 3/12/13                       757
                                                                      -------
                                                                        5,106
                                                                      -------
NETHERLANDS (GBP) (1%)
    130,000   BK Nederlandse Gemeenten, 5.75%, 1/18/19                    265
    155,000   Linde Finance BV, 5.875%, 4/24/23                           276
                                                                      -------
                                                                          541
                                                                      -------
PANAMA (USD) (0%)
    230,000   Republic of Panama, 9.375%, 4/1/29                          302
PERU (USD) (0%)
    210,000   Republic of Peru, 8.375%, 5/3/16                            248
PHILIPPINES (USD) (0%)
    190,000   Republic of Philippines, 9.875%, 1/15/19                    239
RUSSIA (USD) (1%)
    240,000   Gazprom, 7.288%, 8/16/37                                    214
    216,700   Russia Government International Bond, 7.50%, 3/31/30        244
                                                                      -------
                                                                          458
                                                                      -------
SPAIN (EUR) (2%)
    400,000   Banco Santander SA, 4.25%, 5/6/13                           599
  1,000,000   Spain Government Bond, 5.50%, 7/30/17                     1,654
                                                                      -------
                                                                        2,253
                                                                      -------
SPAIN (GBP) (0%)
    100,000   Telefonica Emisiones Sau, 5.88%, 1/31/14                    190
SUPRANATIONAL (EUR) (1%)
    190,000   European Investment Bank, 4.125%, 4/15/24                   273
    290,000   European Investment Bank, 4.75%, 10/15/17                   453
                                                                      -------
                                                                          726
                                                                      -------
SUPRANATIONAL (GBP) (0%)
    135,000   European Investment Bank, 4.875%, 9/7/16                    261
UNITED KINGDOM (EUR) (2%)
    300,000   Bank of Scotland PLC, 3.75%, 7/26/10                        453
    260,000   British Telecom Plc, 5.25%, 6/23/14                         383
    310,000   HSBC Bank PLC, 3.875%, 11/9/11                              465
    160,000   National Grid PLC, 4.125%, 3/21/13                          233
    150,000   Standard Chartered Bank, 5.875%, 9/26/17                    220
    170,000   Vodafone Group, 3.625%, 11/29/12                            245
                                                                      -------
                                                                        1,999
                                                                      -------
UNITED KINGDOM (GBP) (5%)
    600,000   Canary Wharf Finance Plc, 6.34%, 10/22/37                   961
    220,000   HSBC Bank PLC, 5.38%, 11/4/30                               383
    150,000   Lloyds TSB Bank PLC, 6.963%, 5/29/20                        301
    900,000   UK Treasury, 4.75%, 9/7/15                                1,782
    460,000   United Kingdom Gilt, 4.25%, 3/7/36                          866
     95,000   United Kingdom Gilt, 5.00%, 3/7/12                          190
                                                                      -------
                                                                        4,483
                                                                      -------
UNITED STATES (EUR) (2%)
    150,000   American Honda Finance, 3.75%, 3/16/11                      223
    160,000   BMW US Capital LLC, 5.00%, 5/28/15                          240
    160,000   Morgan Stanley, 3.38%, 7/20/12                              218
    235,000   Procter & Gamble Co., 3.375%, 12/7/12                       341
                                                                      -------
                                                                        1,022
                                                                      -------
UNITED STATES (GBP) (0%)
    200,000   BA Credit Card Trust, 5.45%, 9/17/13                        355
UNITED STATES (USD) (35%)
    271,000   ACE INA Holdings Inc., 5.88%, 6/15/14                       272
    272,000   Allergan Inc., 5.75%, 4/1/16                                266
    215,000   AT&T Wireless, 8.125%, 5/1/12                               236
    196,000   AT&T Wireless, 8.75%, 3/1/31                                229
    228,000   Bank of America Corp., 4.25%, 10/1/10                       227
     53,897   Bear Stearns Alt-A Trust, 6.35%, 6/25/34                     50
    250,000   Bear Stearns Co. Inc., 5.55%, 1/22/17                       231
    220,000   Cisco Systems Inc., 5.25%, 2/22/11                          227
    245,000   Citigroup Inc., 5.30%, 1/7/16                               227
    221,000   Comcast Corp., 6.50%, 1/15/17                               223
    240,000   ConocoPhillips, 5.20%, 5/15/18                              238
    235,000   Costco Wholesale Corp., 5.50%, 3/15/2017                    237
    426,000   Cox Communications Inc., 5.45%, 12/15/14                    413
    230,000   Credit Suisse First Boston, 6.125%, 11/15/11                236
    376,000   DaimlerChrysler NA Holding, 5.75%, 9/8/11                   377
    165,000   Dr. Pepper Snapple Group 144A, 6.82%, 5/1/18 (b)            166
    159,000   ERP Operating Lp, 5.375%, 8/1/16                            141
  3,762,987   FGLMC G02252, 5.50%, 7/1/36                               3,685
  2,768,349   FHLMC G02385, 6.00%, 11/1/36                              2,786
  1,055,184   FN 254766, 5.00%, 6/1/33                                  1,010
  1,600,000   FNMA 6.00%, 30Y TBA (c)                                   1,607
  1,211,497   G2SF 4049, 6.00%, 11/20/37                                1,224
    475,000   General Electric Capital Corp., 5.625%, 5/1/18              463
    225,000   General Mills Inc., 6.00%, 2/15/12                          232
    235,000   GlaxoSmithKline Capital Inc., 5.65%, 5/15/18                235
  1,600,000   GNSF 5.50%, 30Y TBA (c)                                   1,586
    233,000   Goldman Sachs Group Inc., 6.15%, 4/1/18                     225
    104,344   Greenpoint Mortgage Funding Trust, 2.74%, 6/25/45            74
    120,000   Hartford Financial Services Group, 6.00%, 1/15/19           114
    245,000   HSBC Finance Corp., 5.00%, 6/30/15                          233
    230,000   IBM Corp., 4.95%, 3/22/11                                   237
    120,000   IBM Corp., 5.88%, 11/29/32                                  116
     60,021   Indymac Indx Mortgage Loan Trust, 6.96%, 10/25/34            60
    225,000   JP Morgan Chase & Co., 5.60%, 6/1/11                        230
    235,000   Kellogg Co., 5.125%, 12/3/12                                238
    170,000   Lockheed Martin Corp., 6.15%, 9/1/36                        164
    235,000   Marathon Oil Corp., 5.90%, 3/15/18                          229
    110,000   Medco Health Solutions, 7.25%, 8/15/13                      116
    177,000   Midamerican Energy Holdings, 6.125%, 4/1/36                 167
    235,000   National Rural Utilities, 4.75%, 3/1/14                     228
    192,000   News America Inc., 6.40%, 12/15/35                          178
    240,000   Oracle Corp., 5.75%, 4/15/18                                240
    283,000   Pacific Gas & Electric, 4.80%, 3/1/14                       275
    247,381   Structured ARM Loan Trust, 6.06%, 10/25/34                  227
    245,000   Target Corp., 4.00%, 6/15/13                                237
    509,024   Thornburg Mortgage Securities Trust, 2.83%, 9/25/34         489
    181,000   Time Warner Cable Inc., 6.55%, 5/1/37                       167
    230,000   Time Warner Inc., 6.875%, 5/1/12                            235
    938,000   U.S. Treasury Note, 2.75%, 7/31/10                          942
  1,209,000   U.S. Treasury Note, 3.375%, 6/30/13                       1,215
  4,141,000   U.S. Treasury Note, 3.375%, 7/31/13                       4,162
  2,900,000   U.S. Treasury Note, 3.625%, 7/15/09                       2,937
    100,000   U.S. Treasury Note, 4.25%, 11/15/17                         102
    150,000   U.S. Treasury Note, 4.63%, 11/15/16                         159
    255,000   Valero Energy Corp., 6.875%, 4/15/12                        263
    220,000   Verizon Global Corp., 7.25%, 12/1/10                        233
    269,000   Viacom Inc., 5.625%, 8/15/12                                259
    230,000   Wal-Mart Stores Inc., 5.00%, 4/5/12                         238
    230,000   Wells Fargo Co., 5.625%, 12/11/17                           220
    120,000   XTO Energy Inc., 5.50%, 6/15/18                             113
                                                                      -------
                                                                       32,146
                                                                      -------
URUGUAY (UYU) (0%)
  4,341,279   Republica Orient Uruguay, 5.00%, 9/14/18                    250
                                                                      -------
TOTAL BONDS (COST-$94,782)                                             94,703
                                                                      -------
INVESTMENT COMPANIES (COST-$1,894) (2%)
     66,986   Paydenfunds Cash Reserves Money Market Fund *                67
    246,622   Paydenfunds High Income Fund *                            1,818
                                                                      -------
                                                                        1,885
                                                                      -------
TOTAL (COST-$96,676) (a) (106%)                                        96,588
LIABILITIES IN EXCESS OF OTHER ASSETS (-6%)                            (5,455)
                                                                      -------
NET ASSETS (100%)                                                     $91,133
                                                                      =======


*    Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follow

Unrealized appreciation       $ 1,496
Unrealized depreciation        (1,584)
                              -------
Net unrealized depreciation   $   (88)
                              =======

(b) Security offered only to qualified institutional investors , and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)  Security purchased on a delayed delivery basis.

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                            Contract    Appreciation
Delivery                                        Contract      Value    (Depreciation)
Date                 Currency (000s)              Price       (000s)       (000s)
----------   -------------------------------   ----------   --------   -------------
ASSETS:
10/21/2008   Australian Dollar (Sell 1,878)       0.9323     $ 1,803        $  56
 9/25/2008   Australian Dollar (Sell 1,910)       0.9358       1,801           19
 8/11/2008   Canadian Dollar (Sell 3,241)         1.0231       3,187           26
12/23/2008   Egyptian  Pound (Buy 7,626)          5.3600       1,421            6
 10/7/2008   Euro (Sell 1,155)                    1.5498       1,807           12
 8/11/2008   Euro (Sell 1,964)                    1.5546       3,062           39
 8/11/2008   Euro (Sell 10,498)                   1.5546      16,368           51
 8/11/2008   Euro (Sell 10,522)                   1.5546      16,406           54
 8/22/2008   Euro (Sell 2,314)                    1.5536       3,605           62
 8/11/2008   Euro (Sell 650)                      1.5546       1,013           18
 8/11/2008   Japanese Yen (Sell 1,509,600)      108.1036      13,978           89
 9/23/2008   Mexican New Peso (Buy 7,289)        10.0290         726           28
 9/17/2008   Russian Ruble (Buy 22,260)          23.4910         949           12
 9/17/2008   Russian Ruble (Buy 22,371)          23.4910         954           10
 9/17/2008   Russian Ruble (Buy 44,578)          23.4910       1,901           22
                                                                            -----
                                                                            $ 505
                                                                            =====
LIABILITIES:
 8/11/2008   British Pound (Sell 2,296)           1.9771     $ 4,544        $ (32)
 8/19/2008   Canadian Dollar (Buy 957)            1.0232         933           (8)
 8/19/2008   Canadian Dollar (Buy 958)            1.0232         934           (7)
 1/20/2009   Egyptian Pound (Buy 2,076)           5.3839         385           (1)
 9/17/2008   Euro (Sell 273)                      1.5515         425           (3)
 9/17/2008   Euro (Sell 273)                      1.5515         425           (4)
  8/1/2008   Euro (Sell 525)                      1.5578         819           (1)
 9/17/2008   Euro (Sell 547)                      1.5515         851           (8)
 9/25/2008   Japanese Yen (Buy 195,700)         107.8271       1,817          (13)
 9/23/2008   Mexican New Peso (Sell 13,252)      10.0290       1,321           (9)
10/21/2008   New Zealand Dollar (Buy 2,394)       0.7248       1,730          (70)
 10/7/2008   Norwegian Krone (Buy 9,254)          5.1866       1,791          (10)
 8/22/2008   Swiss Franc (Buy 3,714 )             1.0486       3,546          (90)
                                                                            -----
                                                                            $(256)
                                                                            =====

OPEN FUTURE CONTRACTS

                                                                         Unrealized
                                                            Current     Appreciation
Number of                                      Expiration    Value     (Depreciation)
Contracts   Contract Type                         Date       (000s)        (000s)
---------   --------------------------------   ----------   --------   --------------
    58      U.S. Treasury 2 Year Note Future     Sep-08      $12,296         $25
    12      U.S. Treasury 5 Year Note Future     Sep-08        1,336          (8)
                                                                             ---
                                                                             $17
                                                                             ===

Payden Emerging Markets Bond Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                                     Value
or Shares                       Security Description                          (000)
-------------   ---------------------------------------------------------   ---------
BONDS (103%)
ARGENTINA (USD) (3%)
    2,550,000   Republic of Argentina, 3.16%, 8/3/12                        $   2,161
    1,296,341   Republic of Argentina, 8.28%, 12/31/33                          1,006
                                                                            ---------
                                                                                3,167
                                                                            ---------
BRAZIL (BRL) (6%)
    3,660,000   Nota Do Tesouro Nacional, 10.39%, 5/15/17                       3,730
    5,090,000   Nota Do Tesouro Nacional, 9.55%, 1/1/17                         2,680
                                                                            ---------
                                                                                6,410
                                                                            ---------
BRAZIL (USD) (13%)
    2,250,000   Republic of Brazil, 10.50%, 7/14/14                             2,858
      620,000   Republic of Brazil, 12.25%, 3/6/30                              1,049
      930,000   Republic of Brazil, 7.125%, 1/20/37                             1,028
    2,350,000   Republic of Brazil, 7.875%, 3/7/15                              2,661
    1,680,000   Republic of Brazil, 8.25%, 1/20/34                              2,071
    1,240,000   Republic of Brazil, 8.75%, 2/4/25                               1,553
    2,410,000   Republic of Brazil, 8.875%, 10/14/19                            2,990
                                                                            ---------
                                                                               14,210
                                                                            ---------
COLOMBIA (COP) (1%)
2,070,000,000   Republic of Colombia, 9.85%, 6/25/27                              985
COLOMBIA (USD) (4%)
    1,580,000   Republic of Colombia, 7.375%, 9/18/37                           1,730
    2,020,000   Republic of Colombia, 7.38%, 1/27/17                            2,217
                                                                            ---------
                                                                                3,947
                                                                            ---------
GUATEMALA (USD) (2%)
    1,740,000   Republic of Guatemala, 9.25%, 8/1/13                            1,980
INDONESIA (USD) (5%)
    2,500,000   Republic of Indonesia, 7.50%, 1/15/16                           2,587
    1,830,000   Republic of Indonesia, 8.50%, 10/12/35                          1,953
                                                                            ---------
                                                                                4,540
                                                                            ---------
LUXEMBOURG (USD) (1%)
    1,200,000   RSHB Capital 144A, 7.125%, 1/14/14 (b)                          1,189
MACAU (USD) (0%)
      500,000   Galaxy Entertainment Financial 144A, 9.875%, 12/15/12 (b)         485
MEXICO (MXN) (4%)
   21,800,000   America Movil SA de CV, 9.00%, 1/15/16                          2,085
   14,800,000   Mexican Fixed Rate Bonds, 10.00%, 12/5/24                       1,595
                                                                            ---------
                                                                                3,680
                                                                            ---------
MEXICO (USD) (6%)
    1,000,000   Pemex Project Funding Master Trust, 6.625%, 6/15/35               983
    2,530,000   United Mexican States, 7.50%, 4/8/33                            2,947
    1,640,000   United Mexican States, 8.30%, 8/15/31                           2,058
                                                                            ---------
                                                                                5,988
                                                                            ---------
PANAMA (USD) (5%)
    1,030,000   Republic of Panama, 6.70%, 1/26/36                              1,053
    4,030,000   Republic of Panama, 7.25%, 3/15/15                              4,362
                                                                            ---------
                                                                                5,415
                                                                            ---------
PERU (USD) (6%)
    3,760,000   Republic of Peru, 8.375%, 5/3/16                                4,437
    1,550,000   Republic of Peru, 9.875%, 2/6/15                                1,926
                                                                            ---------
                                                                                6,363
                                                                            ---------
PHILIPPINES (USD) (9%)
    2,020,000   Philippine Long Distance Telephone, 10.50%, 4/15/09             2,101
    2,607,000   Republic of Philippines, 7.75% 1/14/31                          2,868
    1,860,000   Republic of Philippines, 8.00%, 1/15/16                         2,065
    1,800,000   Republic of Philippines, 9.875%, 1/15/19                        2,266
                                                                            ---------
                                                                                9,300
                                                                            ---------
RUSSIA (USD) (11%)
    2,040,000   Alrosa Finance SA, 8.875%, 11/17/14                             2,105
    3,060,000   Gazprom, 7.288%, 8/16/37                                        2,722
    6,077,450   Russia Government International Bond, 7.50%, 3/31/30            6,847
                                                                            ---------
                                                                               11,674
                                                                            ---------
TURKEY (USD) (2%)
    2,030,000   Republic of Turkey, 8.00%, 2/14/34                              2,139
UNITED STATES (USD) (15%)
    2,490,000   U.S. Treasury Bond, 6.125%, 11/15/27                            2,959
    1,530,000   U.S. Treasury Note, 2.75%, 2/28/13                              1,501
    6,431,000   U.S. Treasury Note, 3.50%, 2/15/18                              6,198
                                                                            ---------
                                                                               10,658
                                                                            ---------
URUGUAY (USD) (4%)
    2,800,000   Republic of Uruguay, 8.00%, 11/18/22                            2,982
    1,030,000   Republica Orient Uruguay, 7.63%, 3/21/36                        1,031
                                                                            ---------
                                                                                4,013
                                                                            ---------
URUGUAY (UYU) (2%)
   29,280,780   Republica Orient Uruguay, 5.00%, 9/14/18                        1,689
VENEZUELA (USD) (4%)
    3,170,000   Republic of Venezuela, 8.50%, 10/8/14                           2,924
    1,570,000   Republic of Venezuela, 9.25%, 9/15/27                           1,435
                                                                            ---------
                                                                                4,359
                                                                            ---------
TOTAL BONDS (COST-$103,334)                                                   102,191
                                                                            ---------
INVESTMENT COMPANY (COST-$6,015) (6%)
    6,015,352   Paydenfunds Cash Reserves Money Market Fund *                   6,015
                                                                            ---------
TOTAL (COST-$109,349) (a) (109%)                                              108,206
LIABILITIES IN EXCESS OF OTHER ASSETS (-9%)                                    (8,673)
                                                                            ---------
NET ASSETS (100%)                                                           $  99,533
                                                                            =========

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                                     $   1,345
Unrealized depreciation                                                        (2,488)
                                                                            ---------
Net unrealized depreciation                                                 $  (1,143)
                                                                            =========

(b) Security offered only to qualified institutional investors , and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                              Contract    Appreciation
Delivery                                          Contract      Value    (Depreciation)
Date                   Currency (000s)              Price      (000s)        (000s)
------------   -------------------------------   ----------   --------   --------------
ASSETS:
7/31/2008      Colombian Peso (Sell 1,511,266)   1,788.9000    $  841        $   4
12/31/2008     Euro (Sell 25)                        1.5429        39           --
9/22/2008      Euro (Sell 638)                       1.5511       992           14
8/19/2008      Malaysian Ringgit (Buy 3,770)         3.2626     1,158            6
12/31/2008     Russian Ruble (Buy 4,013)            23.5823       170           --
12/31/2008     Russian Ruble (Buy 67,585)           23.5823     2,870          159
8/19/2008      Singapore Dollar (Buy 1,367)          1.3667     1,000            6
9/17/2008      Ukraine Hryvnia (Buy 4,720)           4.7393       999           --
                                                                             -----
                                                                             $ 189
                                                                             =====
LIABILITIES:
8/19/2008      Brazilian Real (Sell 1,896)           1.5681    $1,205        $ (66)
1/20/2009      Egyptian (Buy 9,538)                  5.3839     1,769           (1)
12/31/2008     Euro (Sell 847)                       1.5429     1,311          (77)
8/29/2008      Mexican New Peso (Sell 22,150)       10.0287     2,208          (30)
8/19/2008      New Taiwan Dollar (Buy 31,010)       30.4777     1,013           (9)
12/9/2008      Peruvian New Sol (Buy 4,600)          2.8191     1,636          (35)
9/22/2008      Poland Zloty (Buy 2,047)              2.0709       990           (3)
                                                                             -----
                                                                             $(221)
                                                                             =====

OPEN SWAP CONTRACTS (000S)

                                    Fund                                  Unrealized
                                  Receives   Expiration     Notional     Appreciation
Contract Type                      (Pays)       Date       Principal    (Depreciation)
-------------------------------   --------   ----------   -----------   --------------
ASSETS:
Nigerian Total Return Swap         (3.27%)     Dec-08      NGN193,900       $  21
South Africa Interest Rate Swap    12.45%      Jun-10      ZAR 48,350         135
                                                                            -----
                                                                            $ 156
                                                                            =====
LIABILITY:
South Africa Interest Rate Swap   (11.12%)     Jun-18      ZAR 13,900       $(172)

OPEN FUTURE CONTRACTS

                                                                         Unrealized
                                                             Current    Appreciation
Number of                                       Expiration    Value    (Depreciation)
Contracts             Contract Type                Date       (000s)       (000s)
---------   ---------------------------------   ----------   -------   --------------
    68      U.S. Treasury 2 Year Note Future      Sep-08     $14,416        $ 75
    25      U.S. Treasury 20 Year Note Future     Sep-08       2,888         (20)
                                                                            ----
                                                                            $ 55
                                                                            ====

Payden Value Leaders Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                                 Value
or Shares                      Security Description                       (000)
---------   ----------------------------------------------------------   -------
COMMON STOCKS (94%)
CONSUMER DISCRETIONARY (8%)
   12,300   Carnival Corp.                                               $   454
   25,100   Comcast Corp.                                                    518
   17,082   E.W. Scripps Co.                                                 118
   21,900   Home Depot, Inc.                                                 522
   22,700   Lowe's Cos, Inc.                                                 461
   28,700   News Corp.                                                       406
   29,000   The Walt Disney Co.                                              880
   49,600   Time Warner Inc.                                                 710
                                                                         -------
                                                                           4,069
                                                                         -------
CONSUMER STAPLES (6%)
    1,320   Anheuser-Bush Cos.                                                89
   10,700   Coca-Cola Co.                                                    551
   10,700   CVS Corp.                                                        391
   21,100   Kraft Foods Inc.                                                 671
   17,900   Procter & Gamble Co.                                           1,172
                                                                         -------
                                                                         2,874
                                                                         -------
ENERGY (14%)
    3,800   Apache Corp.                                                     426
   18,700   Chevron Corp.                                                  1,581
   14,100   ConocoPhillips                                                 1,151
    5,300   Devon Energy Corp.                                               503
   39,300   Exxon Mobil Corp.                                              3,161
   14,900   Marathon Oil Corp.                                               737
                                                                         -------
                                                                           7,559
                                                                         -------
FINANCIAL (21%)
   10,100   Allied World Assurance Co. Holdings, Ltd.                        420
    8,200   AMB Property Corp.                                               401
   13,000   American Financial Group, Inc.                                   377
   24,200   American International Group, Inc.                               630
   40,100   Bank of America Corp.                                          1,319
   17,500   Bank of New York Mellon Corp.                                    621
   50,700   Citigroup Inc.                                                   948
   23,100   Douglas Emmett, Inc.                                             544
    3,200   Essex Property Trust, Inc.                                       388
    5,700   Federal Realty Investment Trust                                  414
    4,900   Goldman Sachs Group, Inc.                                        902
   35,400   JPMorgan Chase & Co.                                           1,438
   15,900   Loews Corp.                                                      709
   13,400   Merrill Lynch & Co., Inc.                                        357
   16,000   W. R. Berkley Corp.                                              378
   34,200   Wells Fargo & Co.                                              1,035
    1,000   White Mountains Insurance Group Ltd.                             437
                                                                         -------
                                                                          11,318
                                                                         -------
HEALTHCARE (10%)
   16,900   Amgen Inc. (b)                                                 1,058
   35,500   Boston Scientific Corp. (b)                                      422
   12,000   Eli Lilly & Co.                                                  565
    8,900   Johnson & Johnson                                                609
   17,300   Merck & Co. Inc.                                                 569
   67,800   Pfizer, Inc.                                                   1,266
    7,300   WellPoint Inc. (b)                                               383
   18,100   Wyeth                                                            733
                                                                         -------
                                                                           5,605
                                                                         -------
INDUSTRIAL (13%)
   43,640   Covanta Holding Corp. (b)                                      1,228
    6,700   FedEx Corp.                                                      528
    4,200   General Dynamics Corp.                                           374
   87,700   General Electric Co.                                           2,481
   12,900   Illinois Tool Works                                              604
    7,400   Northrop Grumman Corp.                                           499
   13,500   Timken Co.                                                       446
    8,300   United Technologies Corp.                                        531
                                                                         -------
                                                                           6,691
                                                                         -------
MATERIALS (4%)
   13,600   Dow Chemical Co.                                                 453
   12,300   DuPont De Nemours and Co.                                        539
    5,800   Freeport-McMoRan Copper & Gold, Inc.                             562
   10,900   International Flavors & Fragrances Inc.                          438
                                                                         -------
                                                                           1,992
                                                                         -------
TECHNOLOGY (7%)
   14,000   Fiserv, Inc. (b)                                                 669
   20,300   Intel Corporation                                                450
   96,500   Novell, Inc.                                                     538
   29,500   Red Hat, Inc. (b)                                                632
   21,300   Symantec Corp. (b)                                               449
   11,800   Tech Data Corp.                                                  411
   18,700   Xilinx, Inc.                                                     464
                                                                         -------
                                                                           3,613
                                                                         -------
TELECOMMUNICATION (6%)
   59,700   AT&T Inc.                                                      1,839
   31,100   Verizon Communications Inc.                                    1,059
                                                                         -------
                                                                           2,898
                                                                         -------
UTILITIES (5%)
   12,700   American Electric Power Co., Inc.                                503
   11,500   Consolidated Edison, Inc.                                        457
   26,000   Duke Energy Corp.                                                458
    9,400   Edison International                                             454
   11,000   PG & E Corp.                                                     424
   10,500   Southern Co.                                                     372
                                                                         -------
                                                                           2,668
                                                                         -------
TOTAL COMMON STOCKS (COST-$53,287)                                        49,287
                                                                         -------
INVESTMENT COMPANY (COST-$319) (0%)
  319,414   Paydenfunds Cash Reserves Money Market Fund *                    319
                                                                         -------
TOTAL (COST-$53,606) (a) (94%)                                            49,606
OTHER ASSETS, NET OF LIABILITIES (6%)                                      2,911
                                                                         -------
NET ASSETS (100%)                                                        $52,517
                                                                         =======

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized  appreciation                                                 $   823
Unrealized  depreciation                                                  (4,823)
                                                                         -------
Net unrealized depreciation                                              $(4,000)
                                                                         =======

(b)  Non-income producing security.

Payden Market Return Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                                    Value
or Shares                   Security Description                             (000)
---------   -------------------------------------------------------------   -------
BONDS (75%)
ASSET BACKED (6%)
  400,000   Capital Auto Receivables Asset Trust, 2.52%, 7/15/10            $   399
  112,805   Caterpillar Financial Asset Trust, 3.005%, 4/27/09                  113
  450,000   Chase Credit Card Master Trust, 5.00%, 12/15/10                     702
  250,335   Chase Funding Mortgage Loan, 3.12%, 11/25/32                        230
  300,000   Ford Credit Floorplan Master Owner Trust, 2.90%, 6/15/11            292
  286,054   Landmark Mortgage Securities Plc., 6.168%, 6/17/38 (c)              521
   73,849   Option One Mortgage Loan Trust, 3.58%, 2/25/32                       50
   70,766   Structured Asset Investment Loan Trust, 2.96%, 9/25/34               62
  230,000   Wachovia Auto Owner Trust, 5.80%, 1/20/15                           184
                                                                            -------
                                                                              2,553
                                                                            -------
CORPORATE (37%)
  250,000   Astrazeneca PLC, 2.99%, 9/11/09                                     250
  900,000   Bear Stearns Co., 3.02%, 1/31/11                                    883
  250,000   BP Capital Markets PLC, 3.02%, 3/17/10                              250
  300,000   Caterpillar Financial Services Corp., 3.20%, 2/8/10                 300
  450,000   Coca-Cola Enterprises, 3.31%, 5/6/11                                452
  365,000   Comcast Corp., 3.08%, 7/14/09                                       361
  615,000   CVS Caremark Corp., 2.98%, 6/1/10                                   602
  250,000   DaimlerChrysler NA Holding, 3.13%, 3/13/09                          249
  200,000   GlaxoSmithKline Capital Inc., 3.31%, 5/13/10                        201
  350,000   Goldman Sachs Group Inc., 2.80%, 11/16/09                           345
  350,000   Hewlett-Packard Co., 2.83%, 6/15/10                                 348
  410,000   Hospira Inc., 3.28%, 3/30/10                                        394
  180,000   Hutchison Whamp International Ltd. 144A, 5.45%, 11/24/10 (b)        182
  225,000   IBM International Group Capital, 3.13%, 7/29/09                     226
  250,000   John Deere Capital Corp., 3.08%, 2/26/10                            250
  170,000   KB Home, 8.625%, 12/15/08                                           171
  450,000   Masco Corp., 3.08%, 3/12/10                                         415
  480,000   National Rural Utilities, 5.75%, 8/28/09                            488
  260,000   Pepsi Bottling Holdings Inc. 144A, 5.625%, 2/17/09 (b)              262
  250,000   Procter & Gamble International FN, 2.93%, 8/19/09                   251
  425,000   Progress Energy Inc., 3.07%, 11/14/08                               425
  500,000   Prologis, 2.88%, 8/24/09                                            486
  470,000   Safeway Inc., 3.15%, 3/27/09                                        468
  275,000   SBC Communications Inc., 2.88%, 11/14/08                            275
  133,000   Sprint Nextel Corp., 3.20%, 6/28/10                                 123
   25,000   Steel Dynamics Inc., 7.375%, 11/1/12                                 25
  650,000   Telecom Italia Capital, 3.28%, 2/1/11                               625
  300,000   Time Warner Inc., 2.91%, 11/13/09                                   293
  800,000   Transocean, Inc., 2.87%, 9/5/08                                     800
  240,000   US Bancorp, 3.17%, 5/6/10                                           241
  175,000   Verizon Communications, 2.83%, 4/3/09                               175
  250,000   Wachovia Corp, 6.375%, 1/15/09                                      252
  410,000   Wal-Mart Stores Inc., 6.875%, 8/10/09                               426
  500,000   Western Union Co., 2.86%, 11/17/08                                  501
                                                                            -------
                                                                             11,995
                                                                            -------
FOREIGN GOVERNMENT (5%)
  280,000   Republic of Brazil, 11.00%, 1/11/12                                 343
  290,000   Republic of Colombia, 10.00%, 1/23/12                               338
  190,000   Republic of Philippines, 9.875%, 3/16/10                            209
  300,000   South Africa, 9.125%, 5/19/09                                       312
  350,000   United Mexican States, 3.48%, 1/13/09                               350
                                                                            -------
                                                                              1,552
                                                                            -------
MORTGAGE BACKED (24%)
  250,000   Arkle Master Issuer Plc 144A, 3.09%, 2/17/52 (b)                    224
    9,655   Bear Stearns Mortgage Trust, 6.189%, 4/25/33                          8
  281,701   Business Mortgage Finance PLC, 6.04%, 8/15/45 (c)                   535
   14,961   Drexel Burnham Lambert CMO Trust, 3.22%, 5/1/16                      15
  214,383   FH 847515 ARM, 6.61%, 2/1/34                                        215
  591,759   FHR 2893 PA, 4.00%, 4/15/25                                         592
  889,082   FHR 3279 PA, 5.50%, 2/15/23                                         904
   96,323   First Republic Mortgage Loan Trust, 2.85%, 11/15/32                  90
   99,180   FN 708712 ARM, 3.97%, 6/1/33                                         99
  608,903   FN 865488 ARM, 5.56%, 2/1/36                                        623
  951,836   FNR 06-27 BF, 2.76%, 4/25/36                                        929
  789,233   FNW 2004-W2 4A, 6.16%, 2/25/44                                      807
   72,289   GNR 01-47 FA, 2.86%, 9/16/31                                         73
  250,000   Grace Church Mortgage Financing PLC 144A, 3.08%, 11/20/56 (b)       219
  300,000   Granite Master Trust PLC, 3.21%, 12/17/54                           165
  328,593   Harborview Mortgage Loan Trust, 6.92%, 1/19/35                      318
  185,204   Mellon Residential Funding Corp., 2.88%, 8/15/32                    177
  255,786   MLCC Mortgage Investors, Inc., 5.55%, 8/25/29                       244
  110,233   Morgan Stanley Mortgage Loan Trust, 6.10%, 7/25/34                   98
  200,000   Permanent Master Issuer Plc, 3.19%, 7/17/42                         181
  856,883   Sequoia Mortgage Trust, 2.65%, 7/20/36                              769
  140,297   Sequoia Mortgage Trust, 2.85%, 10/20/27                             134
  242,992   Structured Asset Mortgage Investments Inc., 6.27%, 7/25/32          233
  195,064   Structured Asset Mortgage Investments Inc., 6.33%, 2/19/35          191
   39,320   Structured Asset Securities Corp., 5.12%, 8/25/32                    39
  218,820   Washington Mutual, 2.98%, 6/25/44                                   204
                                                                            -------
                                                                              8,086
                                                                            -------
U.S. GOVERNMENT AGENCY (3%)
1,000,000   FHLB Disc Note, 2.35%, 8/8/08 (d)                                 1,000
                                                                            -------
TOTAL BONDS (COST-$25,788)                                                   25,186
                                                                            -------
EXCHANGE TRADED FUNDS (COST-$5,096) (15%)
   40,000   S&P 500 Depository Receipt Trust                                  5,073
INVESTMENT COMPANY (COST-$2,979) (9%)
2,979,331   Paydenfunds Cash Reserves Money Market Fund *                     2,979
                                                                            -------
TOTAL (COST-$33,863) (a) (99%)                                               33,238
OTHER ASSETS, NET OF LIABILITIES (1%)                                           169
                                                                            -------
NET ASSETS (100%)                                                           $33,407
                                                                            =======

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                                     $    90
Unrealized depreciation                                                        (715)
                                                                            -------
Net unrealized depreciation                                                 $  (625)
                                                                            =======

(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)  Par in local currency.

(d)  Yield to maurity at time of purchase.

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                                       Unrealized
                                                          Contract    Appreciation
                                               Contract     Value    (Depreciation)
Delivery Date            Currency (000s)        Price      (000s)        (000s)
-------------       ------------------------   --------   --------   --------------
ASSETS:
8/11/2008           Euro (Sell 470)              1.5546     $  733       $ 2

LIABILITIES:
8/11/2008           British Pound (Sell 580)     1.9771     $1,148       $(8)

OPEN SWAP CONTRACTS (000S)

LIABILITY:

                         Fund
                       Receives   Expiration    Notional     Unrealized
Contract Type           (Pays)       Date      Principal   (Depreciation)
-------------        ----------   ----------   ---------   --------------
LIABILITY:
Interest Rate Swap     (5.503%)     Jun-11        $230            $(12)

OPEN FUTURE CONTRACTS

                                                            Current     Unrealized
Number of                                      Expiration    Value    (Depreciation)
Contracts                     Contract Type       Date       (000s)       (000s)
---------                     --------------   ----------   -------   --------------
    89                        S&P 500 Future      Sep-08    $28,193      $(1,917)

Payden U.S. Growth Leaders Fund

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                     Value
or Shares                Security Description                 (000)
---------   ---------------------------------------------   --------
COMMON STOCKS (98%)
CONSUMER DISCRETIONARY (11%)
   39,600   Apollo Group - Cl. A (b)                        $  2,467
   50,000   Dollar Tree, Inc. (b)                              1,875
   30,300   McDonald's Corp.                                   1,812
   46,800   Nike Inc. - Cl. B                                  2,746
   54,700   Ross Stores, Inc.                                  2,076
   68,800   The DIRECTV Group, Inc. (b)                        1,859
                                                            --------
                                                              12,835
                                                            --------
CONSUMER STAPLES (9%)
   24,700   Central European Distribution Corp. (b)            1,802
   26,700   Costco                                             1,674
   55,200   CVS Corp.                                          2,015
   55,300   Herbalife Ltd.                                     2,388
   47,700   Wal-Mart Stores, Inc.                              2,796
                                                            --------
                                                              10,675
                                                            --------
ENERGY (8%)
   16,100   EOG Resources, Inc.                                1,619
   18,000   Exxon Mobil Corp.                                  1,448
   36,300   Petroleo Brasileiro S.A. (b)                       2,030
   21,400   Transocean Inc. (b)                                2,911
   34,900   Valero Energy Corp.                                1,166
                                                            --------
                                                               9,174
                                                            --------
FINANCIAL (2%)
  118,700   Hudson City Bancorp, Inc.                          2,167
HEALTHCARE (15%)
   48,100   Amgen Inc. (b)                                     3,013
   26,500   Baxter International Inc.                          1,818
   20,700   Covance Inc. (b)                                   1,900
   54,700   Gilead Sciences Inc. (b)                           2,953
   10,300   Illumina, Inc. (b)                                   960
   38,000   Lincare Holdings Inc. (b)                          1,224
   25,300   Techne Corp. (b)                                   2,012
   57,500   Thermo Fisher Scientific, Inc. (b)                 3,480
                                                            --------
                                                              17,360
                                                            --------
INDUSTRIAL (16%)
   67,600   ABB Ltd. - ADR (b)                                 1,772
   48,800   Ametek Inc.                                        2,336
   18,900   Bucyrus International, Inc.                        1,323
   12,300   Burlington Northern Santa Fe Corp.                 1,281
    9,300   Flowserve Corp.                                    1,240
   33,100   FTI Consulting Inc. (b)                            2,355
   16,500   Jacobs Engineering Group (b)                       1,276
   12,800   Precision Castparts Corp.                          1,196
   15,200   SPX Corp.                                          1,927
   47,600   Stericycle Inc (b)                                 2,844
   50,300   Waste Management, Inc.                             1,788
                                                            --------
                                                              19,338
                                                            --------
MATERIALS (8%)
   30,800   Monsanto Co.                                       3,669
   29,900   Owens-Illinois, Inc. (b)                           1,263
   11,700   Potash Corp. of Saskatchewan Inc.                  2,390
   31,600   Praxair, Inc.                                      2,962
                                                            --------
                                                              10,284
                                                            --------
TECHNOLOGY (28%)
   49,200   Activision Blizzard, Inc. (b)                      1,770
   54,400   Ansys, Inc. (b)                                    2,496
   13,800   Apple Computer, Inc. (b)                           2,194
  104,400   Cisco Systems Inc. (b)                             2,296
   89,900   Corning Inc.                                       1,799
   59,300   Dell Inc. (b)                                      1,457
   56,900   F5 Networks Inc. (b)                               1,659
    2,400   Google Inc. (b)                                    1,137
   29,400   Hewlett-Packard Co.                                1,316
   30,800   International Business Machines Corp.              3,942
  116,800   Jabil Circuit, Inc.                                1,899
    9,000   MasterCard, Inc.                                   2,197
   45,100   Mircosoft Corp.                                    1,160
   95,700   Oracle Corp. (b)                                   2,060
   43,700   Qualcomm, Inc.                                     2,417
   20,400   Research In Motion Ltd. (b)                        2,506
   39,200   Western Digital Corp. (b)                          1,129
                                                            --------
                                                              33,434
                                                            --------
UTILITIES (1%)
   25,200   Exelon Corp.                                       1,981
                                                            --------
TOTAL COMMON STOCKS (COST-$115,042)                          117,248
                                                            --------
INVESTMENT COMPANY (COST-$2,146) (2%)
2,145,589   Paydenfunds Cash Reserves Money Market Fund *      2,146
                                                            --------
TOTAL (COST-$117,188) (a) (100%)                             119,394
LIABILITIES IN EXCESS OF OTHER ASSETS (0%)                      (529)
                                                            --------
NET ASSETS (100%)                                           $118,865
                                                            ========

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation                                     $  6,733
Unrealized depreciation                                       (4,527)
                                                            --------
Net unrealized appreciation                                 $  2,206
                                                            ========

(b)  Non-income producing security.

Payden Global Equity

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                     Value
or Shares              Security Description                   (000)
---------   ----------------------------------------------   -------
U.S. GOVERNMENT AGENCY (COST-$995) (10%)
  500,000   FHLMC Disc Note, 0.00%, 9/29/08 (b)              $   498
  500,000   FHLMC Disc Note, 0.00%, 11/17/08 (b)                 497
                                                             -------
                                                                 995
                                                             -------
EXCHANGE TRADED FUNDS (COST-$3,336) (29%)
   15,400   Financial Select Sector SPDR Fund                    333
    3,500   iShares MSCI Brazil Index Fund                       284
   36,000   iShares MSCI Emerging Market Index Fund            1,539
    5,900   iShares S&P Global Consumer Staples Index Fund       331
   10,500   iShares S&P Global Energy Sector Index Fund          461
                                                             -------
                                                               2,948
                                                             -------
INVESTMENT COMPANY (COST-$6,384) (62%)
6,384,173   Paydenfunds Cash Reserves Money Market Fund *      6,384
                                                             -------
TOTAL (COST-$10,715 (a) (101%)                                10,327
LIABILITIES IN EXCESS OF OTHER ASSETS (-1%)                     (103)
                                                             -------
NET ASSETS (100%)                                            $10,224
                                                             =======

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                      $    --
Unrealized depreciation                                         (388)
                                                             -------
Net unrealized depreciation                                  $  (388)
                                                             =======

(b) Yield to maturity at time of purchase.

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                             Contract    Appreciation
Delivery                                         Contract      Value    (Depreciation)
Date                   Currency (000s)             Price      (000s)        (000s)
------------   ------------------------------   ----------   --------   --------------
ASSETS:
8/20/2008      British Pound (Buy 309)              1.9757    $  611        $  6
8/20/2008      Hong Kong Dollar (Buy 995)           7.8003       128          --
8/20/2008      Indian Rupee (Sell 3,474)           42.5405        81           1
8/20/2008      New Taiwan Dollar (Sell 3,470)      30.4765       113           1
8/20/2008      Russian Ruble (Sell 2,410)          23.4713       103          --
                                                                            ----
                                                                            $  8
                                                                            ====
LIABILITIES:
8/20/2008      Australian Dollar (Buy 286)          0.9402    $  268        $ (2)
8/20/2008      Brazilian Real (Sell 270)            1.5684       171          (6)
8/20/2008      Canadian Dollar (Buy 222)            1.0232       216          (1)
8/20/2008      Canadian Dollar (Buy 366)            1.0232       357          (2)
8/20/2008      China Renminlbi (Sell 1,347)         6.8212       197          (2)
8/20/2008      Danish Krone (Buy 99)                4.8015        21          --
8/20/2008      Euro (Buy 22)                        1.5538        34          --
8/20/2008      Euro (Buy 868)                       1.5538     1,353          (6)
8/20/2008      Indian Rupee (Sell 1,457)           42.5405        34          (1)
8/20/2008      Japanese Yen (Buy 96,934)          108.0463       898         (26)
8/20/2008      Kuwaiti Dinar (Sell 127,576)     1,013.7500       126          (2)
8/20/2008      Mexican New Peso (Sell 268)         10.0285        27          (1)
8/20/2008      Norwegian Krone (Buy 213)            5.1631        41          (1)
8/20/2008      Poland Zloty (Buy 428)               2.0647       208          (1)
8/20/2008      Russian Ruble (Sell 913)            23.4713        39          --
8/20/2008      Singapore Dollar (Buy 28)            1.3666        20          (1)
8/20/2008      South African Rand (Sell 264)        7.4290        36          (3)
8/20/2008      Swedish Krona (Buy 499)              6.0710        82          (1)
8/20/2008      Swiss Franc (Buy 214)                1.0486       204          (1)
8/20/2008      Swiss Franc (Buy 90)                 1.0486        86          (1)
                                                                            ----
                                                                            $(58)
                                                                            ====

OPEN FUTURE CONTRACTS

                                                                     Unrealized
                                                        Current    Appreciation
Number of                                  Expiration    Value    (Depreciation)
Contracts          Contract Type              Date      (000s)        (000s)
---------   ----------------------------   ----------   -------   --------------
    2       Amsterdam Index Future           Aug-08      $  248       $   5
    3       Canadian TSE 60 Index Future     Sep-08         476         (51)
    2       DAX Index Future                 Sep-08         509         (30)
   22       E-Mini MSCI Future               Sep-08       1,120        (130)
   10       FTSE 100 Index Future            Sep-08       1,071        (102)
    3       Hang Seng Index Future           Aug-08         437           2
    2       IBEX 35 Index Future             Aug-08         369          (4)
   33       NASDAQ 100 E-Mini Future         Sep-08       1,223         (58)
   21       OMXS30 Index Future              Aug-08         303           2
   38       S&P 500 E-Mini Future            Sep-08       2,407          20
    3       SPI 200 Index Future             Sep-08         351          (9)
    8       Topix Index Future               Sep-08         963         (68)
                                                                      -----
                                                                      $(423)
                                                                      =====

Payden/Wilshire Longevity Fund 2010+

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                        Value
or Shares                  Security Description                  (000)
----------   ------------------------------------------------   -------
U.S. TREASURY INFLATION INDEXED NOTES (COST-$276) (34%)
    35,161   U.S. Treasury Inflation Indexed, 1.625%, 1/15/15   $    36
    55,089   U.S. Treasury Inflation Indexed, 2.00%, 1/15/14         57
    29,462   U.S. Treasury Inflation Indexed, 2.00%, 1/15/16         31
   104,753   U.S. Treasury Inflation Indexed, 2.00%, 1/15/26        103
    25,774   U.S. Treasury Inflation Indexed, 2.375%, 1/15/17        27
     9,761   U.S. Treasury Inflation Indexed, 3.375%, 4/15/32        12
     5,149   U.S. Treasury Inflation Indexed, 4.25%, 1/15/10          5
                                                                -------
                                                                    271
                                                                -------
EXCHANGE TRADED FUNDS (COST-$296) (31%)
       390   iShares MSCI EMU Index Fund                             19
       792   iShares MSCI Pacific ex-Japan Index Fund                34
     1,186   iShares MSCI United Kingdom Index Fund                  24
       621   SPDR DJ Wilshire International Real Estate ETF          29
       374   SPDR Russell/Nomura Prime Japan ETF                     17
       475   Vanguard Emerging Markets ETF                           21
       983   Vanguard Growth ETF                                     57
       214   Vanguard Small-Cap Growth ETF                           14
       641   Vanguard Small-Cap Value ETF                            39
                                                                -------
                                                                    254
                                                                -------
INVESTMENT COMPANIES (COST-$352) (37%)
       400   MetzlerPayden European Emerging Markets Fund            13
     5,248   Paydenfunds Cash Reserves Money Market Fund *            5
     1,703   Paydenfunds Core Bond Fund *                            17
     5,261   Paydenfunds Global Fixed Income Fund *                  45
     4,332   Paydenfunds GNMA Fund *                                 42
     9,562   Paydenfunds U.S. Growth Leaders Fund *                  80
     9,501   Paydenfunds Value Leaders Fund *                        97
                                                                -------
                                                                    299
                                                                -------
TOTAL (COST-$924) (a) (102%)                                        824
LIABILITIES IN EXCESS OF OTHER ASSETS (-2%)                         (15)
                                                                -------
NET ASSETS (100%)                                               $   809
                                                                =======

*   Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                         $     4
Unrealized depreciation                                            (104)
                                                                -------
Net unrealized depreciation                                     $  (100)
                                                                =======

Payden/Wilshire Longevity Fund 2020+

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                       Value
or Shares              Security Description                     (000)
---------   ------------------------------------------------   ------
U.S. TREASURY INFLATION INDEXED NOTES (COST-$506) (24%)
   65,785   U.S. Treasury Inflation Indexed, 1.625%, 1/15/15   $   67
  101,973   U.S. Treasury Inflation Indexed, 2.00%, 1/15/14       106
   54,559   U.S. Treasury Inflation Indexed, 2.00%, 1/15/16        56
  194,230   U.S. Treasury Inflation Indexed, 2.00%, 1/15/26       190
   50,475   U.S. Treasury Inflation Indexed, 2.375%, 1/15/17       54
   17,082   U.S. Treasury Inflation Indexed, 3.375%, 4/15/32       21
    5,149   U.S. Treasury Inflation Indexed, 4.25%, 1/15/10         6
                                                               ------
                                                                  500
                                                               ------
EXCHANGE TRADED FUNDS (COST-$756) (32%)
      810   iShares MSCI EMU Index Fund                            39
    1,968   iShares MSCI Pacific ex-Japan Index Fund               85
    4,075   iShares MSCI United Kingdom Index Fund                 81
    1,231   SPDR DJ Wilshire International Real Estate ETF         58
      950   SPDR Russell/Nomura Prime Japan ETF                    44
    1,419   Vanguard Emerging Markets ETF                          63
    2,103   Vanguard Growth ETF                                   122
    1,060   Vanguard Small-Cap Growth ETF                          70
    2,006   Vanguard Small-Cap Value ETF                          121
                                                               ------
                                                                  683
                                                               ------
INVESTMENT COMPANIES (COST-$1,066) (45%)
    1,000   MetzlerPayden European Emerging Markets Fund           34
   14,087   Paydenfunds Cash Reserves Money Market Fund *          14
    6,743   Paydenfunds Core Bond Fund *                           66
   12,785   Paydenfunds Global Fixed Income Fund *                109
   17,154   Paydenfunds GNMA Fund *                               167
   29,245   Paydenfunds U.S. Growth Leaders Fund *                243
   30,588   Paydenfunds Value Leaders Fund *                      313
                                                               ------
                                                                  946
                                                               ------
TOTAL (COST-$2,328) (a) (101%)                                  2,129
LIABILITIES IN EXCESS OF OTHER ASSETS (-1%)                       (14)
                                                               ------
NET ASSETS (100%)                                              $2,115
                                                               ======

*   Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                        $    4
Unrealized depreciation                                          (203)
                                                               ------
Net unrealized depreciation                                    $ (199)
                                                               ======

Payden/Wilshire Longevity Fund 2030+

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                       Value
or Shares                 Security Description                  (000)
---------   ------------------------------------------------   ------
U.S. TREASURY INFLATION INDEXED NOTES (COST-$250) (14%)
   32,892   U.S. Treasury Inflation Indexed, 1.625%, 1/15/15   $   33
   50,400   U.S. Treasury Inflation Indexed, 2.00%, 1/15/14        52
   26,188   U.S. Treasury Inflation Indexed, 2.00%, 1/15/16        27
   97,115   U.S. Treasury Inflation Indexed, 2.00%, 1/15/26        95
   24,700   U.S. Treasury Inflation Indexed, 2.375%, 1/15/17       26
    8,541   U.S. Treasury Inflation Indexed, 3.375%, 4/15/32       11
    5,149   U.S. Treasury Inflation Indexed, 4.25%, 1/15/10         6
                                                               ------
                                                                  250
                                                               ------
EXCHANGE TRADED FUNDS (COST-$832) (42%)
    1,358   iShares MSCI EMU Index Fund                            65
    2,475   iShares MSCI Pacific ex-Japan Index Fund              107
    5,560   iShares MSCI United Kingdom Index Fund                110
      688   SPDR DJ Wilshire International Real Estate ETF         32
    1,196   SPDR Russell/Nomura Prime Japan ETF                    55
    1,188   Vanguard Emerging Markets ETF                          53
    1,767   Vanguard Growth ETF                                   103
    1,190   Vanguard Small-Cap Growth ETF                          79
    1,995   Vanguard Small-Cap Value ETF                          120
                                                               ------
                                                                  724
                                                               ------
INVESTMENT COMPANIES (COST-$932) (45%)
    1,398   MetzlerPayden European Emerging Markets Fund           47
    6,100   Paydenfunds Cash Reserves Money Market Fund *           6
    5,679   Paydenfunds Core Bond Fund *                           55
    7,537   Paydenfunds Global Fixed Income Fund *                 64
    9,624   Paydenfunds GNMA Fund *                                94
   30,768   Paydenfunds U.S. Growth Leaders Fund *                257
   26,531   Paydenfunds Value Leaders Fund *                      272
                                                               ------
                                                                  795
                                                               ------
TOTAL (COST-$2,014) (a) (101%)                                  1,769
LIABILITIES IN EXCESS OF OTHER ASSETS (-1%)                       (14)
                                                               ------
NET ASSETS (100%)                                              $1,755
                                                               ======

*    Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                        $    4
Unrealized depreciation                                          (249)
                                                               ------
Net unrealized depreciation                                    $ (245)
                                                               ======

Payden/Wilshire Longevity Fund 2040+

SCHEDULE OF INVESTMENTS - July 31, 2008

Principal                                                     Value
or Shares                Security Description                 (000)
---------   ----------------------------------------------   ------
EXCHANGE TRADED FUNDS (COST-$1,289) (52%)
    2,070   iShares MSCI EMU Index Fund                      $   99
    3,231   iShares MSCI Pacific ex-Japan Index Fund            140
   10,378   iShares MSCI United Kingdom Index Fund              206
      840   SPDR DJ Wilshire International Real Estate ETF       39
    1,926   SPDR Russell/Nomura Prime Japan ETF                  88
    1,912   Vanguard Emerging Markets ETF                        85
    3,682   Vanguard Growth ETF                                 214
    1,430   Vanguard Small-Cap Growth ETF                        95
    1,672   Vanguard Small-Cap Value ETF                        101
      744   Vanguard Value ETF                                   42
                                                             ------
                                                              1,109
                                                             ------
INVESTMENT COMPANIES (COST-$1,257) (49%)
    2,022   MetzlerPayden European Emerging Markets Fund         68
   51,251   Paydenfunds Cash Reserves Money Market Fund *        51
    5,758   Paydenfunds Core Bond Fund *                         56
    6,565   Paydenfunds Global Fixed Income Fund *               56
    7,027   Paydenfunds GNMA Fund *                              69
   42,144   Paydenfunds U.S. Growth Leaders Fund *              351
   39,167   Paydenfunds Value Leaders Fund *                    401
                                                             ------
                                                              1,052
                                                             ------
TOTAL (COST-$2,546) (a) (101%)                                2,161
LIABILITIES IN EXCESS OF OTHER ASSETS (-1%)                     (16)
                                                             ------
NET ASSETS (100%)                                            $2,145
                                                             ======

*    Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                      $    1
Unrealized depreciation                                        (386)
                                                             ------
Net unrealized depreciation                                  $ (385)
                                                             ======

NOTES TO THE SCHEDULE OF INVESTMENTS

July 31, 2008

1. ORGANIZATION AND RELATED MATTERS

The Payden & Rygel Investment Group (the "P&R Group" or "Paydenfunds" and "Longevity Funds") is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. Each of its twenty-one funds (each a "Fund," collectively the "P&R Funds") is a series of the P&R Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the P&R Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the repotted amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates,

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to the Fund. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer's industry.

Fair value pricing may occur when (1) developments occur (a "significant event") that will affect the value of a Fund's holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for the Fund. A significant event may relate to a single issuer or an entire market.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis using the effective interest method. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

NOTES TO THE SCHEDULE OF INVESTMENTS

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except U.S. Government, GNMA, the two tax exempt funds and the Longevity Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund's policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Forward Currency Contracts

The Payden Limited Maturity, Short Bond, Core Bond, Opportunity Bond, High Income, Global Short Bond, Global Fixed Income, Emerging Markets Bond, Market Return, U.S. Growth Leaders, and the Global Equity Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date.

These Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options Transactions

Option techniques may be utilized by each of the Funds (except the Cash Reserves Money Market Fund and the Longevity Funds) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by

NOTES TO THE SCHEDULE OF INVESTMENTS CONTINUED

the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Futures Contracts

The Funds (except the Cash Reserves Money Market Fund and the Longevity Funds) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as requited by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Funds (except the Cash Reserves Money Market Fund) may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Emerging Markets Bond Fund has entered into the following total return swap agreement where the Fund and counterparties have agreed to exchange payments based on a notional principal amount of a specified security. The total return recipient pays a financing charge based on the notional amount in exchange for the total return, which includes interest and principal appreciation or depreciation of the underlying security.

                                                        Financing
Security                                                  Change    Counterparty
--------                                                ---------   ------------
Nigeria 0%, 12/4/08..................................     3.27%         CSFB

The Payden Limited Maturity, GNMA, Emerging Markets Bond, and Market Return Funds have entered into the following interest rate swap agreements where the Fund and counterparties have agreed to exchange interest payments based on a notional principal amount.

                                                         Fund
Fund Pays                                              Receives     Counterparty
---------                                            -----------   -------------
5.503%                                               3M US Libor       CSFB
11.12%                                                3M JIBAR     Deutsche Bank
3M JIBAR                                               12.45%      Deutsche Bank
3M US Libor                                            3.275%          CSFB
4.575%                                               3M US Libor       CSFB

TBA Sale Commitment

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is "marked-to-market" daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AMBAC, FGIC, FSA and MBIA).

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss.

Affiliated Investment

Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) and the Longevity Funds invests in other Funds of the P&R Group (an "affiliated Fund").

3. RELATED PARTY TRANSACTIONS

Payden & Rygel (the "Adviser") provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

                                                    Adviser Fees Based on Assets
                                              ---------------------------------------
                                              Between   Between    Between                          Voluntary
                                               0--500    0.5--1      1--2      Over 2    Expense     Expense
                                              Million   Billion    Billion    Billion   Guarantee     Limit
                                              -------   -------   ---------   -------   ---------   ---------
Payden Cash Reserves Money Market..........    0.15%     0.15%         0.15%   0.15%      0.50%       0.25%
Payden Limited Maturity....................    0.28%     0.28%         0.25%   0.25%      0.60%       0.50%
Payden Short Bond..........................    0.28%     0.28%         0.25%   0.25%      0.60%       0.53%
Payden U.S. Government.....................    0.28%     0.28%         0.25%   0.25%      0.60%        n/a
Payden GNMA................................    0.27%     0.27%         0.27%   0.27%      0.50%        n/a
Payden Core Bond...........................    0.28%     0.28%         0.25%   0.25%      0.60%        n/a
Payden Opportunity Bond....................    0.28%     0.28%         0.25%   0.25%      0.60%        n/a
Payden High Income.........................    0.35%     0.35%         0.35%   0.35%      0.75%        n/a
Payden Tax Exempt Bond.....................    0.32%     0.28%         0.25%   0.25%      0.60%       0.55%
Payden California Municipal Income.........    0.32%     0.32%         0.25%   0.25%      0.80%       0.55%
Payden Global Short Bond...................    0.30%     0.30%         0.30%   0.25%      0.70%        n/a
Payden Global Fixed Income.................    0.30%     0.30%         0.30%   0.25%      0.70%        n/a
Payden Emerging Markets Bond...............    0.45%     0.45%         0.45%   0.45%      1.25%       0.90%
Payden Value Leaders.......................    0.50%     0.50%         0.50%   0.30%      0.80%        n/a
Payden Market Return.......................    0.28%     0.28%         0.25%   0.25%      0.60%        n/a
Payden U.S. Growth Leaders.................    0.60%     0.60%         0.50%   0.50%      1.00%        n/a
Payden Global Equity.......................    0.95%     0.95%         0.95%   0.95%      1.50%        n/a
Payden/Wilshire Longevity Fund 2010+.......                       See below               1.40%        n/a
Payden/Wilshire Longevity Fund 2020+.......                       See below               1.40%        n/a
Payden/Wilshire Longevity Fund 2030+.......                       See below               1.40%        n/a
Payden/Wilshire Longevity Fund 2040+.......                       See below               1.40%        n/a

NOTES TO THE SCHEDULE OF INVESTMENTS CONTINUED

Payden & Rygel (the "Adviser") provides investment advisory services to the Longevity Funds. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate of 0.10% for the passive fixed income assets over which it has day-to-day investment management responsibility.

Wilshire Associates (the "Sub-adviser") provides day-to-day investment management to the Longevity Funds including asset allocation through its investment programs. Under the terms of the investment sub-advisory agreement, Wilshire Associates is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate of 0.15%, subject to a combined annual minimum fee of $150,000.

The Advisers agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed the percentages indicated above ("expense guarantee") of that Fund's average daily net assets on an annualized basis. Adviser also voluntarily agreed to temporarily limit certain Fund's total expenses, including advisory fees, to the percentages indicated above of that Fund's average daily net assets on an annualized basis through February 27, 2009 (exclusive of interest and taxes). For the Longevity Funds the Adviser has agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including indirect fees and expenses of each underlying fund or ETF, but exclusive of interest and taxes, will not exceed the expense guarantee of that Fund's average daily net assets on an annualized basis.

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.12% through June 17, 2008 and 0.15% thereafter.

Under a distribution agreement with the Paydenfunds, Payden & Rygel Distributors is not entitled to receive any fees from the Funds. The Longevity Funds have adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the Funds, at an annualized rate of 0.25%.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as required by Rule30a-3(b) under the Securities Exchange Act of 1934 as of the Evaluation Date.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

(Registrant) The Payden and Rygel Investment Group


By (Signature and Title)                /s/ JOAN A. PAYDEN
                                        ----------------------------------------
                                        JOAN A. PAYDEN
                                        CHAIRMAN

Date 9/17/08

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ JOAN A. PAYDEN
                                        ----------------------------------------
                                        JOAN A. PAYDEN
                                        CHAIRMAN

Date 9/17/08


By (Signature and Title)                /s/ BRIAN W. MATTHEWS
                                        ----------------------------------------
                                        BRIAN W. MATTHEWS
                                        CHIEF FINANCIAL OFFICER

Date 9/17/08